Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.2%)
AUSTRALIA (8.9%)
Consumer Discretionary (1.6%)
Aristocrat Leisure Ltd.	4,958	$116,800

Health Care (4.9%)
Cochlear Ltd.	822	123,595
CSL Ltd.	1,207	250,237
		373,832
Materials (1.7%)
BHP Group PLC	4,557	124,886
Real Estate (0.7%)
Goodman Group, REIT	4,100	55,174
		670,692
CHINA (36.4%)
Communication Services (8.9%)
Kuaishou Technology(a)	500	7,416
Tencent Holdings Ltd.	7,500	668,275
		675,691
Consumer Discretionary (11.5%)
Alibaba Group Holding Ltd.(a)	6,500	206,274
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	3,499	158,512
JD Health International, Inc.(a)(c)	1,350	26,571
Li Ning Co. Ltd.	6,500	40,494
Meituan, B Shares(a)	3,300	152,161
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	9,999	148,601
New Oriental Education & Technology Group, Inc., ADR(a)	320	53,600
SAIC Motor Corp. Ltd., A Shares (Stock Connect)(b)	24,014	81,239
		867,452
Consumer Staples (3.0%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	700	228,769

Financials (2.2%)
Ping An Insurance Group Co. of China Ltd., H Shares	14,500	170,778

Health Care (3.2%)
Hangzhou Tigermed Consulting Co. Ltd., H Shares(a)(c)	2,300	50,574
Wuxi Biologics Cayman, Inc.(a)(c)	13,500	189,026
		239,600
Industrials (2.1%)
China Conch Venture Holdings Ltd.	7,000	33,283
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(b)	10,098	123,175
		156,458

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Information Technology (1.6%)
GDS Holdings Ltd., ADR(a)	598	$61,929
LONGi Green Energy Technology Co. Ltd., A Shares(b)	3,400	56,268
		118,197
Materials (1.6%)
Anhui Conch Cement Co. Ltd., H Shares	11,000	64,986
Yunnan Energy New Material Co. Ltd., A Shares(b)	2,900	58,906
		123,892
Real Estate (2.3%)
China Resources Land Ltd.	34,000	134,543
KE Holdings, Inc. ADR(a)	646	38,178
		172,721
		2,753,558
HONG KONG (7.8%)
Consumer Staples (1.1%)
Budweiser Brewing Co. APAC Ltd.(c)	24,500	81,913

Financials (5.9%)
AIA Group Ltd.	24,000	289,362
Hong Kong Exchanges & Clearing Ltd.	2,442	156,122
		445,484
Real Estate (0.8%)
Swire Properties Ltd.	21,700	62,900
		590,297
INDIA (10.7%)
Consumer Staples (1.7%)
Hindustan Unilever Ltd.	2,089	64,693
ITC Ltd.	24,356	67,708
		132,401
Financials (5.5%)
Housing Development Finance Corp. Ltd.	6,511	211,735
Kotak Mahindra Bank Ltd.(a)	5,569	130,273
SBI Life Insurance Co. Ltd.(a)(c)	6,116	72,436
		414,444
Information Technology (1.9%)
Tata Consultancy Services Ltd.	3,379	144,486

Materials (1.6%)
Asian Paints Ltd.	1,150	37,972
UltraTech Cement Ltd.	1,100	80,038
		118,010
		809,341
INDONESIA (3.6%)
Consumer Discretionary (1.4%)
Astra International Tbk PT	237,100	102,742

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Financials (2.2%)
Bank Central Asia Tbk PT	70,900	$170,524
		273,266
MACAU (1.0%)
Consumer Discretionary (1.0%)
Sands China Ltd.	18,800	74,661

NETHERLANDS (1.8%)
Information Technology (1.8%)
ASML Holding NV	252	134,531

NEW ZEALAND (1.8%)
Health Care (1.0%)
Fisher & Paykel Healthcare Corp. Ltd.	2,967	72,960

Information Technology (0.8%)
Xero Ltd.(a)	644	63,530
		136,490
PHILIPPINES (1.2%)
Industrials (1.1%)
Ayala Corp.	5,170	82,539

Real Estate (0.1%)
Ayala Land, Inc.	16,300	12,732
		95,271
SINGAPORE (4.0%)
Communication Services (1.0%)
Singapore Telecommunications Ltd.	44,000	77,948

Financials (2.1%)
DBS Group Holdings Ltd.	4,246	80,068
Oversea-Chinese Banking Corp. Ltd.	9,940	77,038
		157,106
Real Estate (0.9%)
CapitaLand Ltd.	17,833	42,864
City Developments Ltd.	4,900	26,467
		69,331
		304,385
SOUTH KOREA (2.9%)
Health Care (0.4%)
Samsung Biologics Co. Ltd.(a)(c)	46	32,567

Information Technology (1.1%)
Samsung SDI Co. Ltd.	129	84,276

Materials (1.4%)
LG Chem Ltd.	124	101,141
		217,984

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

TAIWAN (8.4%)
Information Technology (8.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	$634,002

THAILAND (0.8%)
Materials (0.8%)
Siam Cement PCL (The), Foreign Shares	4,900	61,748

UNITED KINGDOM (0.9%)
Materials (0.9%)
Rio Tinto PLC - London Listing	931	70,632
Total Common Stocks		6,826,858
PREFERRED STOCKS (7.5%)
SOUTH KOREA (7.5%)
Information Technology (7.5%)
Samsung Electronics Co. Ltd.	8,709	567,978
Total Preferred Stocks		567,978
SHORT-TERM INVESTMENT—2.3%
UNITED STATES (2.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	172,225	172,225
Total Short-Term Investment		172,225
Total Investments (Cost $5,158,008) —100.0%		7,567,061
Liabilities in Excess of Other Assets—0.0%		(3,491)
Net Assets—100.0%		$7,563,570

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen China A Share Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.8%)
CHINA (91.8%)
Consumer Discretionary (16.1%)
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	109,695	$4,980,230
Fuyao Glass Industry Group Co. Ltd., A Shares(a)	132,441	1,208,173
Haier Smart Home Co. Ltd., A Shares(a)	110,500	543,663
Hangzhou Robam Appliances Co. Ltd., A Shares(a)	24,315	144,771
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	198,542	2,957,084
SAIC Motor Corp. Ltd., A Shares (Stock Connect)(a)	62,000	210,203
		10,044,124
Consumer Staples (20.6%)
Chacha Food Co. Ltd., A Shares(a)	63,600	613,104
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(a)	79,018	2,408,857
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares(a)	116,200	794,674
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	16,963	5,555,800
Wuliangye Yibin Co. Ltd., A Shares(a)	66,737	3,004,251
Yonghui Superstores Co. Ltd., A Shares(a)	492,400	520,047
		12,896,733
Energy (0.0%)
G3 Exploration Ltd.(b)(c)	53,000	—

Financials (17.3%)
Bank of Ningbo Co. Ltd., A Shares(a)	255,915	1,524,095
China Construction Bank Corp., Class H	77,000	58,321
China International Capital Corp. Ltd., H Shares(b)(d)	273,200	712,286
China Life Insurance Co. Ltd., H Shares	426,000	904,725
China Merchants Bank Co. Ltd., A Shares(a)	373,632	2,951,690
Ping An Bank Co. Ltd., A Shares(a)	517,600	1,849,596
Ping An Insurance Group Co. of China Ltd., A Shares(a)	227,233	2,779,345
		10,780,058
Health Care (12.1%)
Aier Eye Hospital Group Co. Ltd., A Shares(a)	179,515	2,186,684
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares(a)	31,600	121,441
Hangzhou Tigermed Consulting Co. Ltd., A Shares(a)	84,367	2,185,472
Hangzhou Tigermed Consulting Co. Ltd., H Shares(b)(d)	700	15,392
Jiangsu Hengrui Medicine Co. Ltd., A Shares(a)	112,796	1,808,970
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares(a)	18,300	1,268,650
		7,586,609
Industrials (10.1%)
Centre Testing International Group Co. Ltd., A Shares(a)	235,394	1,073,895
Contemporary Amperex Technology Co. Ltd., A Shares(a)	23,179	1,257,175
Guangzhou Baiyun International Airport Co. Ltd., A Shares(a)	255,200	543,831
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	240,100	1,092,226
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)	96,010	1,173,682
Shanghai M&G Stationery, Inc., A Shares(a)	78,942	1,150,252
		6,291,061

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen China A Share Equity Fund

Information Technology (9.0%)
Beijing Sinnet Technology Co. Ltd., A Shares(a)	275,489	$698,693
Glodon Co. Ltd., A Shares(a)	104,161	1,336,252
LONGi Green Energy Technology Co. Ltd., A Shares(a)	62,100	1,029,953
Luxshare Precision Industry Co. Ltd., A Shares(a)	218,870	1,788,667
Venustech Group, Inc., A Shares(a)	146,000	747,330
		5,600,895
Materials (4.2%)
Anhui Conch Cement Co. Ltd., A Shares(a)	193,656	1,509,876
Yunnan Energy New Material Co. Ltd., A Shares(a)	55,020	1,120,016
		2,629,892
Real Estate (2.4%)
China Vanke Co. Ltd., A Shares(a)	345,973	1,486,485
		57,315,857
Total Common Stocks		57,315,857
EXCHANGE-TRADED FUNDS (2.1%)
CHINA (1.5%)
Xtrackers Harvest CSI 300 China A Shares ETF(a)(e)	23,315	963,842

UNITED STATES (0.6%)
KraneShares Bosera MSCI China A Shares ETF	8,080	384,042
Total Exchange-Traded Funds		1,347,884
SHORT-TERM INVESTMENT—11.5%
UNITED STATES (11.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(f)	7,190,703	7,190,703
		7,190,703
Total Short-Term Investment		7,190,703
Total Investments (Cost $55,881,592) —105.4%		65,854,444
Liabilities in Excess of Other Assets—(5.4)%		(3,396,917)
Net Assets—100.0%		$62,457,527

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Trading halted. Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	All or a portion of the securities are on loan. The total value of all securities on loan is $918,280. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.8%)
AUSTRALIA (1.2%)
Materials (1.2%)
Rio Tinto PLC, ADR	18,158	$1,387,634

BRAZIL (2.1%)
Industrials (1.0%)
CCR SA	559,200	1,238,715

Materials (1.1%)
Vale SA, ADR	78,700	1,271,005
		2,509,720
CANADA (2.6%)
Energy (1.5%)
Enbridge, Inc.	53,000	1,780,800

Materials (1.1%)
Barrick Gold Corp.	57,600	1,288,512
		3,069,312
CHINA (3.4%)
Communication Services (1.2%)
Tencent Holdings Ltd.	15,700	1,398,921

Consumer Discretionary (1.1%)
Shenzhou International Group Holdings Ltd.	68,900	1,343,654

Financials (1.1%)
Ping An Insurance Group Co. of China Ltd., H Shares	111,000	1,307,334
		4,049,909
DENMARK (0.9%)
Financials (0.9%)
Tryg A/S	35,000	1,088,857

FINLAND (0.7%)
Information Technology (0.7%)
Nokia OYJ(a)	170,250	818,151

FRANCE (4.0%)
Consumer Discretionary (1.0%)
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,148,731

Energy (0.9%)
TOTAL SE, ADR	26,700	1,123,536

Industrials (2.1%)
Alstom SA(a)	21,100	1,144,033
Schneider Electric SE	9,400	1,375,790
		2,519,823
		4,792,090

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

GERMANY (5.5%)
Financials (1.1%)
Deutsche Boerse AG	8,000	$1,284,424

Health Care (0.8%)
Bayer AG	16,100	974,418

Information Technology (1.1%)
Infineon Technologies AG	33,900	1,358,154

Materials (1.0%)
Linde PLC(a)	4,700	1,147,639

Utilities (1.5%)
RWE AG	41,900	1,799,952
		6,564,587
HONG KONG (1.2%)
Consumer Staples (0.0%)
Convenience Retail Asia Ltd.	138,000	12,810

Financials (1.2%)
Hong Kong Exchanges & Clearing Ltd.	22,100	1,412,900
		1,425,710
INDONESIA (2.1%)
Communication Services (2.1%)
Telkom Indonesia Persero Tbk PT	6,062,000	1,339,824
Tower Bersama Infrastructure Tbk PT	7,540,800	1,199,710
		2,539,534
ITALY (1.3%)
Utilities (1.3%)
Enel SpA	155,000	1,537,288

JAPAN (2.3%)
Financials (1.0%)
Mitsubishi UFJ Financial Group, Inc.	263,900	1,191,714

Real Estate (1.3%)
GLP J-REIT	1,000	1,611,046
		2,802,760
MEXICO (0.4%)
Utilities (0.4%)
Infraestructura Energetica Nova SAB de CV(a)	118,797	434,529

NETHERLANDS (2.7%)
Consumer Staples (1.2%)
Heineken NV	14,600	1,522,670

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

Information Technology (1.5%)
ASML Holding NV	3,300	$1,761,717
		3,284,387
NORWAY (0.9%)
Communication Services (0.9%)
Telenor ASA	67,300	1,110,207

SINGAPORE (1.1%)
Financials (1.1%)
Oversea-Chinese Banking Corp. Ltd.	168,155	1,303,244

SOUTH KOREA (1.2%)
Materials (1.2%)
LG Chem Ltd.	1,700	1,386,610

SPAIN (0.9%)
Industrials (0.9%)
Ferrovial SA	47,583	1,140,731

SWEDEN (0.9%)
Consumer Staples (0.9%)
Essity AB, Class B	32,200	1,028,494

SWITZERLAND (4.3%)
Consumer Staples (1.0%)
Nestle SA	10,300	1,154,595

Financials (1.0%)
Zurich Insurance Group AG	3,100	1,239,524

Health Care (2.3%)
Novartis AG	15,000	1,358,177
Roche Holding AG	4,000	1,380,447
		2,738,624
		5,132,743
TAIWAN (1.4%)
Information Technology (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,700	1,664,824

UNITED KINGDOM (9.7%)
Communication Services (1.9%)
Cineworld Group PLC(a)	485,000	508,376
Vodafone Group PLC, ADR	103,300	1,771,595
		2,279,971
Consumer Staples (2.6%)
Tesco PLC	595,400	1,948,386
Unilever PLC	19,600	1,139,329
		3,087,715
Energy (0.8%)
Cairn Energy PLC	360,545	889,439

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

Health Care (2.4%)
AstraZeneca PLC, ADR	31,700	$1,604,020
Dechra Pharmaceuticals PLC	26,400	1,301,391
		2,905,411
Industrials (0.9%)
Melrose Industries PLC(a)	477,774	1,092,731

Information Technology (1.1%)
Avast PLC(b)	204,600	1,319,204
		11,574,471
UNITED STATES (46.0%)
Communication Services (1.6%)
Alphabet, Inc., Class C(a)	1,000	1,835,740

Consumer Discretionary (7.1%)
Aptiv PLC	9,300	1,242,480
Genuine Parts Co.	13,000	1,220,440
Las Vegas Sands Corp.	21,000	1,009,890
Lowe’s Cos., Inc.	11,400	1,902,090
Target Corp.	10,200	1,847,934
TJX Cos., Inc. (The)	20,100	1,287,204
		8,510,038
Consumer Staples (4.2%)
Coca-Cola Co. (The)	24,900	1,198,935
Kraft Heinz Co. (The)	35,600	1,192,956
Mondelez International, Inc., Class A	25,600	1,419,264
PepsiCo, Inc.	8,600	1,174,502
		4,985,657
Energy (1.0%)
Williams Cos., Inc. (The)	57,900	1,229,217

Financials (6.4%)
Bank of America Corp.	44,500	1,319,425
Blackstone Group, Inc. (The), Class A	16,100	1,081,759
Charles Schwab Corp. (The)	26,600	1,370,964
Goldman Sachs Group, Inc. (The)	5,200	1,410,084
Huntington Bancshares, Inc.	95,300	1,260,343
JPMorgan Chase & Co.	9,400	1,209,498
		7,652,073
Health Care (6.4%)
AbbVie, Inc.	19,103	1,957,675
Bristol-Myers Squibb Co.	22,200	1,363,746
Eli Lilly & Co.	7,300	1,518,181
Medtronic PLC	13,600	1,514,088
UnitedHealth Group, Inc.	3,900	1,300,962
		7,654,652
Industrials (5.6%)
Aerojet Rocketdyne Holdings, Inc.(a)	29,200	1,519,568
FedEx Corp.	6,300	1,482,642
Lockheed Martin Corp.	3,500	1,126,370
Macquarie Infrastructure Corp.	45,600	1,267,224
Norfolk Southern Corp.	5,600	1,325,072
		6,720,876

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

Information Technology (10.1%)
Apple, Inc.	29,400	$3,879,624
Broadcom, Inc.	4,400	1,982,200
Cisco Systems, Inc.	26,800	1,194,744
Fidelity National Information Services, Inc.	9,700	1,197,562
Intel Corp.	22,800	1,265,628
Microsoft Corp.	10,800	2,505,168
		12,024,926
Real Estate (1.5%)
Digital Realty Trust, Inc.	7,700	1,108,415
GEO Group, Inc. (The), REIT	80,000	715,200
		1,823,615
Utilities (2.1%)
FirstEnergy Corp.	31,100	956,636
NextEra Energy, Inc.	19,500	1,576,965
		2,533,601
		54,970,395
Total Common Stocks		115,616,187
PREFERRED STOCKS (2.0%)
SOUTH KOREA (2.0%)
Information Technology (2.0%)
Samsung Electronics Co. Ltd.	36,800	2,400,001
Total Preferred Stocks		2,400,001
Total Investments (Cost $93,345,120) —98.8%		118,016,188
Other Assets in Excess of Liabilities—1.2%		1,439,040
Net Assets—100.0%		$119,455,228

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

At January 31, 2021, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Depreciation

United States Dollar/Euro
04/14/2021	State Street Bank and Trust	USD	3,158,865	EUR	2,600,000	$3,160,240	$(1,375)
02/01/2021	State Street Bank and Trust	USD	3,057,267	EUR	2,600,000	$3,155,229	$(97,962)
						$6,315,469	$(99,337)

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (85.7%)
BRAZIL (4.4%)
Consumer Discretionary (1.4%)
MercadoLibre, Inc.(a)	41,699	$74,203,788

Industrials (0.8%)
WEG SA	2,609,620	39,964,188

Materials (2.2%)
Vale SA, ADR	7,052,553	113,898,731
		228,066,707
CHINA (36.7%)
Communication Services (8.1%)
Autohome, Inc., ADR	410,425	45,241,148
Kuaishou Technology(a)	176,800	2,622,384
Tencent Holdings Ltd.	4,141,400	369,012,298
		416,875,830
Consumer Discretionary (14.0%)
Alibaba Group Holding Ltd.(a)	6,026,200	191,238,459
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	1,771,803	80,266,174
Li Ning Co. Ltd.	3,785,500	23,582,924
Meituan, B Shares(a)	2,625,300	121,050,945
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	6,954,556	103,355,899
New Oriental Education & Technology Group, Inc., ADR(a)	302,804	50,719,670
Prosus NV(a)	751,658	87,816,819
Shenzhou International Group Holdings Ltd.	3,322,600	64,795,692
		722,826,582
Consumer Staples (1.6%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	243,515	79,583,715

Financials (2.9%)
China Merchants Bank Co. Ltd., H Shares	7,720,500	59,122,579
Ping An Insurance Group Co. of China Ltd., H Shares	7,448,500	87,726,790
		146,849,369
Health Care (2.3%)
Hangzhou Tigermed Consulting Co. Ltd., A Shares(b)	1,234,495	31,909,237
Hangzhou Tigermed Consulting Co. Ltd., H Shares(a)(c)	200,700	4,413,161
Wuxi Biologics Cayman, Inc.(a)(c)	6,018,500	84,270,559
		120,592,957
Industrials (3.1%)
China Conch Venture Holdings Ltd.	6,309,500	30,000,057
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	14,054,314	63,794,687
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(b)	4,547,389	55,469,038
Sungrow Power Supply Co. Ltd., A Shares(b)	593,407	9,625,597
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	487,000	1,016,304
		159,905,683

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Fund

Information Technology (2.4%)
LONGi Green Energy Technology Co. Ltd., A Shares(b)	7,473,691	$123,684,575

Materials (0.0%)
Yunnan Energy New Material Co. Ltd., A Shares(b)	30,346	619,855

Real Estate (1.4%)
China Resources Land Ltd.	18,686,000	73,943,208

Utilities (0.9%)
China Resources Gas Group Ltd.	9,000,000	44,830,014
		1,889,711,788
HONG KONG (4.6%)
Consumer Staples (1.0%)
Budweiser Brewing Co. APAC Ltd.(c)	15,046,100	50,304,995

Financials (3.6%)
AIA Group Ltd.	6,654,800	80,235,235
Hong Kong Exchanges & Clearing Ltd.	1,656,765	105,920,556
		186,155,791
		236,460,786
INDIA (10.2%)
Consumer Staples (1.9%)
Hindustan Unilever Ltd.	1,471,531	45,570,828
ITC Ltd.	18,918,245	52,591,632
		98,162,460
Financials (5.0%)
Housing Development Finance Corp. Ltd.	4,015,641	130,587,195
Kotak Mahindra Bank Ltd.(a)	3,132,477	73,276,315
SBI Life Insurance Co. Ltd.(a)(c)	4,750,950	56,268,351
		260,131,861
Information Technology (2.1%)
Tata Consultancy Services Ltd.	2,534,397	108,370,848

Materials (1.2%)
UltraTech Cement Ltd.	821,007	59,738,140
		526,403,309
INDONESIA (2.1%)
Financials (2.1%)
Bank Central Asia Tbk PT	26,294,600	63,241,904
Bank Rakyat Indonesia Persero Tbk PT	158,554,800	47,006,246
		110,248,150
MACAU (1.1%)
Consumer Discretionary (1.1%)
Sands China Ltd.	14,546,400	57,768,770

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Fund

MEXICO (2.8%)
Consumer Staples (1.0%)
Fomento Economico Mexicano SAB de CV, ADR	796,896	$54,228,773

Financials (1.2%)
Grupo Financiero Banorte SAB de CV, Class O(a)	12,133,519	60,433,791

Industrials (0.6%)
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	2,039,280	32,099,833
		146,762,397
NETHERLANDS (1.4%)
Information Technology (1.4%)
ASML Holding NV	131,000	69,934,843

PHILIPPINES (1.4%)
Financials (0.4%)
Bank of the Philippine Islands	13,044,794	21,538,429

Real Estate (1.0%)
Ayala Land, Inc.	62,187,600	48,574,181
		70,112,610
POLAND (0.4%)
Consumer Discretionary (0.4%)
Allegro.eu SA(a)(c)	1,166,139	23,009,414

RUSSIA (3.9%)
Communication Services (0.8%)
Yandex N.V., Class A(a)	675,710	42,326,474

Energy (2.2%)
LUKOIL PJSC, ADR	684,898	48,922,264
Novatek PJSC	3,802,485	63,751,105
		112,673,369
Financials (0.9%)
Sberbank of Russia PJSC	14,047,456	47,724,535
		202,724,378

SOUTH AFRICA (2.2%)
Consumer Discretionary (2.2%)
Naspers Ltd., N Shares	490,460	113,457,717

SOUTH KOREA (3.9%)
Information Technology (1.6%)
Samsung SDI Co. Ltd.	128,208	83,758,374

Materials (2.3%)
LG Chem Ltd.	141,342	115,286,011
		199,044,385
TAIWAN (9.6%)
Information Technology (9.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	23,322,017	492,873,322

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Fund

UNITED KINGDOM (1.0%)
Materials (1.0%)
Mondi PLC	2,078,500	$48,841,431
Total Common Stocks		4,415,420,007
PREFERRED STOCKS (11.2%)
BRAZIL (2.5%)
Energy (1.1%)
Petroleo Brasileiro SA	11,129,450	54,290,496

Financials (1.4%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	15,876,234	72,078,103
		126,368,599
SOUTH KOREA (8.7%)
Information Technology (8.7%)
Samsung Electronics Co. Ltd.	6,914,313	450,933,567
Total Preferred Stocks		577,302,166
SHORT-TERM INVESTMENT—2.1%
UNITED STATES (2.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	109,806,219	109,806,219
Total Short-Term Investment		109,806,219
Total Investments (Cost $3,284,792,763) —99.0%		5,102,528,392
Other Assets in Excess of Liabilities—1.0%		52,742,710
Net Assets—100.0%		$5,155,271,102

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.9%)
BRAZIL (6.4%)
Consumer Discretionary (1.4%)
MercadoLibre, Inc.(a)	1,720	$3,060,757

Financials (0.9%)
B3 SA - Brasil Bolsa Balcao	189,200	2,067,873

Health Care (1.0%)
Notre Dame Intermedica Participacoes SA	127,300	2,198,678

Industrials (2.1%)
Rumo SA(a)	560,100	2,078,084
WEG SA	167,540	2,565,738
		4,643,822
Real Estate (1.0%)
Multiplan Empreendimentos Imobiliarios SA	580,300	2,248,485
		14,219,615
CHINA (36.3%)
Communication Services (8.2%)
Autohome, Inc., ADR	15,111	1,665,685
Tencent Holdings Ltd.	185,000	16,484,106
		18,149,791
Consumer Discretionary (10.5%)
Alibaba Group Holding Ltd.(a)	251,200	7,971,707
Baozun, Inc., Class A(a)	140,000	1,860,234
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	73,500	3,329,695
Meituan, B Shares(a)	114,600	5,284,135
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	192,931	2,867,265
New Oriental Education & Technology Group, Inc., ADR(a)	12,000	2,010,000
		23,323,036
Financials (3.6%)
China Merchants Bank Co. Ltd., H Shares	330,000	2,527,097
Ping An Insurance Group Co. of China Ltd., H Shares	468,500	5,517,890
		8,044,987
Health Care (2.8%)
Hangzhou Tigermed Consulting Co. Ltd., H Shares(a)(c)	93,000	2,044,962
Wuxi Biologics Cayman, Inc.(a)(c)	306,000	4,284,588
		6,329,550
Industrials (2.4%)
China Conch Venture Holdings Ltd.	515,000	2,448,693
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	1,366,200	2,845,926
		5,294,619

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

Information Technology (5.9%)
GDS Holdings Ltd., ADR(a)	33,000	$3,417,480
Glodon Co. Ltd., A Shares(b)	100,593	1,287,673
Kingdee International Software Group Co. Ltd.	595,000	2,383,433
LONGi Green Energy Technology Co. Ltd., A Shares(b)	362,906	6,005,851
		13,094,437
Real Estate (1.5%)
China Resources Land Ltd.	558,000	2,208,087
China Vanke Co. Ltd., H Shares	314,800	1,126,308
		3,334,395
Utilities (1.4%)
China Resources Gas Group Ltd.	650,000	3,237,723
		80,808,538
GERMANY (1.0%)
Consumer Discretionary (1.0%)
Delivery Hero SE(a)(c)	14,700	2,232,707

HONG KONG (3.6%)
Financials (3.6%)
AIA Group Ltd.	287,900	3,471,137
Hong Kong Exchanges & Clearing Ltd.	70,800	4,526,397
		7,997,534
INDIA (9.7%)
Consumer Staples (1.0%)
Hindustan Unilever Ltd.	69,000	2,136,813

Financials (4.1%)
Housing Development Finance Corp. Ltd.	175,800	5,716,952
Kotak Mahindra Bank Ltd.(a)	147,900	3,459,744
		9,176,696
Health Care (0.9%)
Syngene International Ltd.(a)(c)	257,300	2,004,538

Information Technology (1.9%)
Tata Consultancy Services Ltd.	99,000	4,233,241

Materials (1.0%)
Asian Paints Ltd.	67,100	2,215,571

Utilities (0.8%)
Power Grid Corp. of India Ltd.	742,200	1,867,493
		21,634,352
INDONESIA (1.7%)
Consumer Discretionary (0.6%)
Ace Hardware Indonesia Tbk PT	11,992,300	1,330,642

Financials (1.1%)
Bank Central Asia Tbk PT	962,900	2,315,899
		3,646,541

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

MEXICO (3.2%)
Consumer Staples (1.1%)
Arca Continental SAB de CV	521,900	$2,375,652

Financials (1.5%)
Grupo Financiero Banorte SAB de CV, Class O(a)	667,700	3,325,634

Industrials (0.6%)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(a)(d)	30,300	1,412,889
		7,114,175
NETHERLANDS (1.8%)
Information Technology (1.8%)
ASM International NV	4,456	1,141,485
ASML Holding NV	5,400	2,882,810
		4,024,295
PHILIPPINES (1.2%)
Real Estate (1.2%)
Ayala Land, Inc.	3,446,600	2,692,109

POLAND (1.5%)
Consumer Discretionary (0.4%)
Allegro.eu SA(a)(c)	47,900	945,128

Industrials (1.1%)
InPost SA(a)	100,445	2,413,521
		3,358,649
RUSSIA (3.8%)
Consumer Staples (1.2%)
X5 Retail Group, GDR	76,300	2,699,494

Financials (2.0%)
Sberbank of Russia PJSC, ADR	326,600	4,477,686

Industrials (0.6%)
HeadHunter Group PLC, ADR	40,100	1,239,491
		8,416,671
SOUTH AFRICA (3.1%)
Consumer Discretionary (3.1%)
Naspers Ltd., N Shares	29,240	6,764,066

SOUTH KOREA (4.1%)
Information Technology (2.4%)
Samsung SDI Co. Ltd.	8,300	5,422,396

Materials (1.7%)
LG Chem Ltd.	4,600	3,752,003
		9,174,399
TAIWAN (10.2%)
Information Technology (10.2%)
Chroma ATE, Inc.	487,000	3,272,267
Taiwan Semiconductor Manufacturing Co. Ltd.	920,000	19,442,720
		22,714,987

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Sustainable Leaders Fund

TURKEY (1.1%)
Information Technology (1.1%)
Logo Yazilim Sanayi Ve Ticaret AS(a)	129,700	$2,463,808

UNITED KINGDOM (1.2%)
Materials (1.2%)
Mondi PLC	115,200	2,707,016
Total Common Stocks		199,969,462
PREFERRED STOCKS (9.5%)
BRAZIL (1.2%)
Financials (1.2%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	627,110	2,847,079

SOUTH KOREA (8.3%)
Information Technology (8.3%)
Samsung Electronics Co. Ltd.	282,500	18,423,918
Total Preferred Stocks		21,270,997
SHORT-TERM INVESTMENT—0.1%
UNITED STATES (0.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e)	151,462	151,462
Total Short-Term Investment		151,462
Total Investments (Cost $189,038,169) —99.5%		221,391,921
Other Assets in Excess of Liabilities—0.5%		1,071,804
Net Assets—100.0%		$222,463,725

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	All or a portion of the securities are on loan. The total value of all securities on loan is $672,429. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(j) of the accompanying Notes to Financial Statements.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.9%)
AUSTRALIA (2.3%)
Health Care (2.3%)
CSL Ltd.	3,200	$663,429

CHINA (4.2%)
Communication Services (4.2%)
Tencent Holdings Ltd.	13,500	1,202,894

DENMARK (1.5%)
Health Care (1.5%)
Genmab AS(a)	1,100	437,959

FRANCE (3.8%)
Consumer Discretionary (2.3%)
LVMH Moet Hennessy Louis Vuitton SE	1,100	665,054

Industrials (1.5%)
Schneider Electric SE	2,900	424,446
		1,089,500
HONG KONG (3.4%)
Financials (3.4%)
AIA Group Ltd.	81,100	977,802

INDIA (1.9%)
Financials (1.9%)
Housing Development Finance Corp. Ltd.	16,300	530,070

JAPAN (5.1%)
Information Technology (3.1%)
Keyence Corp.	1,600	859,010

Materials (2.0%)
Shin-Etsu Chemical Co. Ltd.	3,300	574,459
		1,433,469
NETHERLANDS (5.0%)
Consumer Staples (2.5%)
Heineken NV	6,900	719,618

Information Technology (2.5%)
ASML Holding NV	1,300	694,010
		1,413,628
SINGAPORE (2.2%)
Financials (2.2%)
Oversea-Chinese Banking Corp. Ltd.	81,817	634,103

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Equity Fund

SWEDEN (2.4%)
Industrials (2.4%)
Atlas Copco AB, A Shares	12,400	$672,741

SWITZERLAND (6.1%)
Consumer Staples (3.1%)
Nestle SA	7,700	863,144

Health Care (3.0%)
Roche Holding AG	2,500	862,779
		1,725,923
TAIWAN (3.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,200	996,464

UNITED KINGDOM (10.8%)
Consumer Staples (2.7%)
Diageo PLC	19,400	778,855

Health Care (4.5%)
Abcam PLC	24,800	563,384
AstraZeneca PLC	7,000	714,078
		1,277,462
Industrials (1.4%)
Experian PLC	11,400	398,459

Materials (2.2%)
Croda International PLC	7,140	613,459
		3,068,235
UNITED STATES (46.7%)
Communication Services (3.4%)
Alphabet, Inc., Class A(a)	520	950,227

Consumer Discretionary (9.7%)
Amazon.com, Inc.(a)	270	865,674
Booking Holdings, Inc.(a)	270	524,969
NIKE, Inc., Class B	5,100	681,309
TJX Cos., Inc. (The)	10,800	691,632
		2,763,584
Consumer Staples (7.4%)
Costco Wholesale Corp.	1,100	387,673
Estee Lauder Cos., Inc. (The), Class A	2,800	662,620
PepsiCo, Inc.	4,950	676,022
Procter & Gamble Co. (The)	2,900	371,809
		2,098,124
Financials (6.7%)
CME Group, Inc.	4,700	854,178
First Republic Bank	3,200	463,968
Intercontinental Exchange, Inc.	5,400	595,890
		1,914,036

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Global Equity Fund

Health Care (4.2%)
Boston Scientific Corp.(a)	20,200	$715,888
PRA Health Sciences, Inc.(a)	3,900	480,636
		1,196,524
Industrials (2.2%)
Deere & Co.	2,200	635,360

Information Technology (11.7%)
Autodesk, Inc.(a)	1,900	527,117
Fidelity National Information Services, Inc.	4,600	567,916
Microsoft Corp.	5,300	1,229,388
Visa, Inc., Class A	5,100	985,575
		3,309,996
Materials (1.4%)
Linde PLC	1,600	392,640
		13,260,491
Total Common Stocks		28,106,708
SHORT-TERM INVESTMENT—1.2%
UNITED STATES (1.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b)	336,256	336,256
Total Short-Term Investment		336,256
Total Investments (Cost $19,773,381) —100.1%		28,442,964
Liabilities in Excess of Other Assets—(0.1)%		(38,774)
Net Assets—100.0%		$28,404,190

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.1%)
ARGENTINA (1.5%)
Industrials (0.9%)
Corp. America Airports SA(a)(b)	98,930	$398,688

Materials (0.6%)
Loma Negra Cia Industrial Argentina SA, ADR(b)	55,800	286,254
		684,942
BRAZIL (6.2%)
Communication Services (1.1%)
Telefonica Brasil SA, ADR	63,800	526,988

Industrials (4.1%)
CCR SA	403,600	894,037
Cosan Logistica SA(a)	286,800	986,507
		1,880,544
Utilities (1.0%)
Omega Geracao SA(a)	63,432	466,865
		2,874,397
CANADA (4.3%)
Energy (2.9%)
Enbridge, Inc.	39,300	1,320,296

Industrials (1.4%)
Canadian Pacific Railway Ltd.	1,900	638,818
		1,959,114
CHINA (4.5%)
Industrials (3.5%)
China Everbright Environment Group Ltd.	800,333	449,213
COSCO SHIPPING Ports Ltd.	881,775	625,530
Zhejiang Expressway Co. Ltd., Class H	626,100	506,331
		1,581,074
Utilities (1.0%)
Beijing Enterprises Water Group Ltd.	1,154,000	468,621
		2,049,695
FRANCE (6.8%)
Industrials (3.5%)
Eiffage SA(a)	6,000	544,606
Vinci SA	11,600	1,075,646
		1,620,252
Utilities (3.3%)
Engie SA(a)	45,800	710,782
Veolia Environnement SA	29,800	794,116
		1,504,898
		3,125,150

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Infrastructure Fund

GERMANY (4.2%)
Industrials (1.3%)
Fraport AG Frankfurt Airport Services Worldwide(a)	10,900	$590,520

Utilities (2.9%)
RWE AG	30,800	1,323,115
		1,913,635
INDONESIA (3.5%)
Communication Services (3.5%)
Sarana Menara Nusantara Tbk PT	9,855,200	672,691
Tower Bersama Infrastructure Tbk PT	5,782,100	919,908
		1,592,599
ITALY (5.3%)
Industrials (1.1%)
Atlantia SpA(a)	32,600	516,449

Materials (1.5%)
Buzzi Unicem SpA	27,100	666,753

Utilities (2.7%)
Enel SpA	126,200	1,251,650
		2,434,852
JAPAN (1.2%)
Industrials (1.2%)
East Japan Railway Co.	8,700	573,871

LUXEMBOURG (1.2%)
Communication Services (1.2%)
SES SA, ADR	63,900	544,701

MALAYSIA (1.1%)
Industrials (1.1%)
Malaysia Airports Holdings Bhd	406,900	517,918

MEXICO (3.5%)
Industrials (1.7%)
Promotora y Operadora de Infraestructura SAB de CV	101,700	766,855

Utilities (1.8%)
Infraestructura Energetica Nova SAB de CV(a)	232,300	849,693
		1,616,548
NETHERLANDS (1.1%)
Communication Services (1.1%)
Koninklijke KPN NV	159,100	497,028

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Infrastructure Fund

NORWAY (1.8%)
Communication Services (1.8%)
Telenor ASA	49,300	$813,272

PHILIPPINES (2.0%)
Industrials (2.0%)
International Container Terminal Services, Inc.	370,000	911,056

SPAIN (12.3%)
Communication Services (3.1%)
Cellnex Telecom SA(c)	24,300	1,423,586

Industrials (4.1%)
Aena SME SA(a)(c)	4,000	616,866
Ferrovial SA	52,482	1,258,177
		1,875,043
Utilities (5.1%)
Atlantica Sustainable Infrastructure PLC	25,400	1,050,290
EDP Renovaveis SA	46,800	1,281,664
		2,331,954
		5,630,583
UNITED KINGDOM (4.8%)
Communication Services (2.8%)
Vodafone Group PLC	741,000	1,265,442

Utilities (2.0%)
National Grid PLC, ADR(b)	16,200	940,896
		2,206,338
UNITED STATES (34.8%)
Communication Services (2.7%)
DISH Network Corp., Class A(a)	15,200	441,104
T-Mobile US, Inc.(a)	6,400	806,912
		1,248,016
Consumer Discretionary (1.0%)
TravelCenters of America, Inc.(a)	16,100	442,589

Energy (5.2%)
Kinder Morgan, Inc.	91,400	1,286,912
Williams Cos., Inc. (The)	52,200	1,108,206
		2,395,118

Industrials (8.1%)
Dycom Industries, Inc.(a)	6,200	503,068
Kansas City Southern	4,400	891,748
Norfolk Southern Corp.	4,700	1,112,114
Union Pacific Corp.	3,300	651,651
Waste Connections, Inc.	5,700	561,507
		3,720,088
Real Estate (5.6%)
American Tower Corp., REIT	4,300	977,648
CoreCivic, Inc., REIT	49,100	349,101
Crown Castle International Corp., REIT	6,400	1,019,264
GEO Group, Inc. (The), REIT(b)	27,800	248,532
		2,594,545

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Infrastructure Fund

Utilities (12.2%)
American Electric Power Co., Inc.(d)	7,900	$639,189
Clearway Energy, Inc., Class C	24,500	759,010
CMS Energy Corp.	11,800	671,184
Evergy, Inc.	14,900	800,577
FirstEnergy Corp.	24,400	750,544
NextEra Energy, Inc.	12,800	1,035,136
Vistra Corp.	47,700	952,569
		5,608,209
		16,008,565
Total Common Stocks		45,954,264
SHORT-TERM INVESTMENT—0.4%
UNITED STATES (0.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e)	188,897	188,897
Total Short-Term Investment		188,897
Total Investments (Cost $38,672,899) —100.5%		46,143,161
Liabilities in Excess of Other Assets—(0.5)%		(212,082)
Net Assets—100.0%		$45,931,079

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,609,449. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	All or a portion of the security has been designated as collateral for unrealized depreciation on forward foreign currency contracts.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2021, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

Hong Kong Dollar/United States Dollar
02/01/2021	Goldman Sachs & Co.	HKD	17,000,000	USD	2,192,492	$2,192,629	$137
02/01/2021	HSBC Bank plc	HKD	17,000,000	USD	2,193,003	2,192,629	(374)
						$4,385,258	$(237)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Global Infrastructure Fund

Sale Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Hong Kong Dollar
04/14/2021	HSBC Bank plc	USD	1,806,335	HKD	14,000,000	$1,805,898	$437
02/01/2021	Goldman Sachs & Co.	USD	4,385,034	HKD	34,000,000	4,385,258	(224)
						$6,191,156	$213

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.4%)
AUSTRALIA (6.0%)
Real Estate (6.0%)
Charter Hall Group	24,067	$248,674
Dexus, REIT	54,292	371,802
GDI Property Group, REIT	208,372	183,804
Lendlease Corp., Ltd.	15,856	144,562
Mirvac Group, REIT	137,198	247,580
Stockland, REIT	35,000	118,118
		1,314,540
AUSTRIA (1.3%)
Real Estate (1.3%)
CA Immobilien Anlagen AG	6,547	281,966

BRAZIL (0.5%)
Consumer Discretionary (0.5%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,048	117,334

CANADA (2.7%)
Real Estate (2.7%)
Allied Properties Real Estate Investment Trust	9,578	271,817
Canadian Apartment Properties, REIT	8,056	322,555
		594,372
CHINA (10.0%)
Industrials (0.4%)
Times Neighborhood Holdings Ltd.	101,000	91,278

Real Estate (9.6%)
China Overseas Land & Investment Ltd.	50,629	115,007
China Resources Land Ltd.	111,971	443,086
KWG Living Group Holdings Ltd.(a)	155,000	163,332
Logan Group Co., Ltd.	115,273	172,055
Longfor Group Holdings Ltd.(b)	118,068	664,896
Sunac China Holdings Ltd.	103,014	382,735
Times China Holdings Ltd.	123,312	157,056
		2,098,167
		2,189,445
FRANCE (0.8%)
Real Estate (0.8%)
Klepierre SA, REIT	7,008	167,962

GERMANY (12.9%)
Real Estate (12.9%)
alstria office REIT-AG	14,527	250,335
Deutsche Wohnen SE	5,278	261,190
Instone Real Estate Group AG(a)(b)	19,441	493,180
TAG Immobilien AG(a)	11,839	363,537
Vonovia SE	21,791	1,454,984
		2,823,226

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen International Real Estate Equity Fund

HONG KONG (12.3%)
Real Estate (12.3%)
ESR Cayman Ltd.(a)(b)(c)	137,099	$488,579
Link REIT	60,461	524,514
Shimao Group Holdings Ltd.	80,204	231,898
Sun Hung Kai Properties Ltd.	73,811	1,008,274
Swire Properties Ltd.	150,000	434,794
		2,688,059
JAPAN (21.2%)
Real Estate (21.2%)
Daiwa Office Investment Corp., REIT	37	239,876
Daiwa Securities Living Investments Corp.	503	483,388
GLP J-REIT	343	552,589
Invesco Office J-Reit, Inc., REIT	1,148	166,746
Japan Excellent, Inc.	133	162,167
Kenedix Retail REIT Corp., REIT	145	350,948
Mitsui Fudosan Co. Ltd., REIT	47,050	955,004
Mitsui Fudosan Logistics Park, Inc., REIT	67	334,940
Orix JREIT, Inc., REIT	251	420,886
Sankei Real Estate, Inc., REIT	170	173,398
Tokyu Fudosan Holdings Corp.	92,600	523,252
United Urban Investment Corp.	204	277,545
		4,640,739
MEXICO (1.7%)
Real Estate (1.7%)
Corp Inmobiliaria Vesta SAB de CV, REIT	64,980	122,517
Prologis Property Mexico SA de CV, REIT	124,330	248,672
		371,189
NETHERLANDS (0.8%)
Real Estate (0.8%)
Unibail-Rodamco-Westfield	2,214	186,949

PHILIPPINES (1.3%)
Real Estate (1.3%)
Ayala Land, Inc.	279,392	218,231
Megaworld Corp.	1,019,705	80,722
		298,953
SINGAPORE (6.7%)
Real Estate (6.7%)
Ascendas India Trust, UNIT	226,500	255,785
Ascendas Real Estate Investment Trust	215,177	496,484
CapitaLand Integrated Commercial Trust, REIT	270,600	432,324
Lendlease Global Commercial REIT	499,800	288,458
		1,473,051

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen International Real Estate Equity Fund

SOUTH KOREA (0.6%)
Real Estate (0.6%)
ESR Kendall Square REIT Co. Ltd.(a)	27,246	$130,798

SPAIN (2.3%)
Real Estate (2.3%)
Inmobiliaria Colonial Socimi SA, REIT	38,748	372,508
Merlin Properties Socimi SA	13,161	126,050
		498,558
SWEDEN (3.6%)
Consumer Discretionary (1.0%)
Pandox AB(a)	15,009	225,371

Real Estate (2.6%)
Catena AB	2,557	119,076
Fabege AB	14,578	217,235
Kungsleden AB	21,952	224,464
		560,775
		786,146
UNITED KINGDOM (5.1%)
Real Estate (5.1%)
Land Securities Group PLC	24,390	204,212
LondonMetric Property PLC, REIT	92,414	287,636
Segro PLC	48,743	634,364
South Asian Real Estate Pvt. Ltd.(a)(b)(c)(d)	2,000,000	3
		1,126,215
UNITED STATES (7.6%)
Real Estate (7.6%)
Alexandria Real Estate Equities, Inc.	1,775	296,620
Digital Realty Trust, Inc.	2,721	391,688
Equinix, Inc., REIT	650	480,974
Prologis, Inc., REIT	4,834	498,869
		1,668,151
Total Common Stocks		21,357,653
SHORT-TERM INVESTMENT—2.0%
UNITED STATES (2.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e)	430,835	430,835
Total Short-Term Investment		430,835
Total Investments (Cost $31,723,075) —99.4%		21,788,488
Other Assets in Excess of Liabilities—0.6%		127,079
Net Assets—100.0%		$21,915,567

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen International Real Estate Equity Fund

(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.3%)
AUSTRALIA (4.6%)
Consumer Discretionary (2.6%)
ARB Corp. Ltd.	173,900	$4,644,627

Information Technology (2.0%)
Altium Ltd.	158,900	3,704,421
		8,349,048
BRAZIL (4.2%)
Consumer Discretionary (4.2%)
Afya Ltd., Class A(a)	222,500	4,939,500
Arezzo Industria e Comercio SA	207,700	2,678,910
		7,618,410
CANADA (2.4%)
Industrials (2.4%)
Ritchie Bros Auctioneers, Inc.	72,300	4,269,304

CHILE (1.0%)
Real Estate (1.0%)
Parque Arauco SA	1,259,900	1,844,902

CHINA (2.3%)
Consumer Discretionary (2.3%)
Baozun, Inc., Class A(a)	308,500	4,099,159

DENMARK (2.4%)
Information Technology (2.4%)
SimCorp A/S	34,000	4,400,761

FRANCE (2.9%)
Consumer Staples (2.9%)
Interparfums SA(a)	98,507	5,265,875

GERMANY (4.9%)
Communication Services (1.5%)
CTS Eventim AG & Co. KGaA(a)	46,300	2,731,658

Financials (3.4%)
Hypoport SE(a)	8,900	6,053,677
		8,785,335
HONG KONG (2.5%)
Industrials (2.5%)
Kerry Logistics Network Ltd.	2,132,500	4,547,897

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen International Small Cap Fund

INDIA (5.3%)
Health Care (5.3%)
Sanofi India Ltd.	38,800	$4,133,062
Syngene International Ltd.(a)(b)	683,800	5,327,256
		9,460,318
INDONESIA (3.3%)
Consumer Discretionary (2.0%)
Ace Hardware Indonesia Tbk PT	31,797,000	3,528,133

Real Estate (1.3%)
Pakuwon Jati Tbk PT(a)	70,410,900	2,404,033
		5,932,166
ISRAEL (13.6%)
Consumer Discretionary (3.1%)
Maytronics Ltd.	323,400	5,611,987

Industrials (3.4%)
Kornit Digital Ltd.(a)	68,400	6,199,434

Information Technology (7.1%)
CyberArk Software Ltd.(a)	42,900	6,874,725
Nova Measuring Instruments Ltd.(a)	83,900	5,841,957
		12,716,682
		24,528,103
ITALY (2.9%)
Consumer Discretionary (2.9%)
Brunello Cucinelli SpA(a)	132,300	5,295,926

JAPAN (7.3%)
Health Care (2.6%)
Asahi Intecc Co. Ltd.	139,800	4,589,965

Industrials (4.7%)
Nabtesco Corp.	106,500	4,777,378
Nihon M&A Center, Inc.	64,400	3,729,331
		8,506,709
		13,096,674
MEXICO (1.3%)
Industrials (1.3%)
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	145,300	2,287,134

NEW ZEALAND (1.9%)
Industrials (1.9%)
Auckland International Airport Ltd.(a)	644,700	3,429,743

POLAND (3.5%)
Consumer Staples (3.5%)
Dino Polska SA(a)(b)	90,200	6,334,448

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen International Small Cap Fund

SWITZERLAND (6.2%)
Health Care (2.7%)
Tecan Group AG	10,000	$4,838,366

Industrials (3.5%)
VAT Group AG(a)(b)	22,700	6,302,413
		11,140,779
TAIWAN (2.9%)
Industrials (2.9%)
Voltronic Power Technology Corp.	114,000	5,193,355

THAILAND (1.4%)
Real Estate (1.4%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund(c)	5,140,800	2,558,173

UNITED KINGDOM (19.2%)
Health Care (9.1%)
Abcam PLC	194,533	4,419,224
Dechra Pharmaceuticals PLC	101,200	4,988,665
Genus PLC	104,429	7,014,788
		16,422,677
Industrials (3.8%)
Rotork PLC	772,700	3,426,823
Ultra Electronics Holdings PLC	123,100	3,353,696
		6,780,519
Information Technology (4.4%)
AVEVA Group PLC	89,422	4,437,951
Endava PLC, ADR(a)	44,600	3,526,076
		7,964,027
Materials (1.9%)
Croda International PLC	39,380	3,383,475
		34,550,698
UNITED STATES (2.3%)
Health Care (2.3%)
Inmode Ltd.(a)	71,500	4,208,490
Total Common Stocks		177,196,698
SHORT-TERM INVESTMENT—4.5%
UNITED STATES (4.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	8,064,352	8,064,352
Total Short-Term Investment		8,064,352
Total Investments (Cost $133,767,727) —102.8%		185,261,050
Liabilities in Excess of Other Assets—(2.8)%		(5,125,218)
Net Assets—100.0%		$180,135,832

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen International Small Cap Fund

(c)	As of January 31, 2021, security is a closed-end fund incorporated in Thailand.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Realty Income & Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.1%)
UNITED STATES (100.1%)
Diversified REITs (4.1%)
Empire State Realty Trust, Inc.	39,423	$388,711
STORE Capital Corp.	21,675	672,358
VEREIT, Inc.	25,159	886,352
		1,947,421
Health Care REITs (9.1%)
Medical Properties Trust, Inc.	46,932	990,735
Omega Healthcare Investors, Inc.	32,779	1,187,255
Welltower, Inc.	35,837	2,171,722
		4,349,712
Hotel & Resort REITs (8.1%)
DiamondRock Hospitality Co.(a)	85,233	698,911
Host Hotels & Resorts, Inc.	85,408	1,157,278
MGM Growth Properties LLC	40,744	1,269,176
Sunstone Hotel Investors, Inc.	67,899	726,519
		3,851,884
Industrial REITs (14.6%)
Duke Realty Corp.(b)	37,001	1,463,759
Prologis, Inc.	45,223	4,667,014
STAG Industrial, Inc.	28,777	857,555
		6,988,328
Office REITs (7.6%)
Alexandria Real Estate Equities, Inc.	10,789	1,802,950
Cousins Properties, Inc.	25,209	795,092
Highwoods Properties, Inc.	18,461	692,103
Hudson Pacific Properties, Inc.	15,396	360,882
		3,651,027
Residential REITs (17.0%)
American Homes 4 Rent	37,054	1,120,142
AvalonBay Communities, Inc.	9,091	1,487,924
Equity LifeStyle Properties, Inc.	13,529	823,104
Invitation Homes, Inc.	55,255	1,628,917
Mid-America Apartment Communities, Inc.	8,806	1,168,997
Sun Communities, Inc.	8,845	1,265,985
UDR, Inc.	16,604	638,424
		8,133,493
Retail REITs (15.1%)
Agree Realty Corp.	11,073	699,814
Brixmor Property Group, Inc.	60,092	1,017,358
Kimco Realty Corp.	55,438	915,281
National Retail Properties, Inc.	24,036	937,404
Realty Income Corp.	32,026	1,891,455
Simon Property Group, Inc.	18,644	1,732,587
		7,193,899

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Realty Income & Growth Fund

Specialized REITs (24.5%)
American Tower Corp.	4,309	$979,694
Digital Realty Trust, Inc.	15,904	2,289,381
Equinix, Inc., REIT	4,927	3,645,783
Extra Space Storage, Inc.	8,631	982,122
Gaming and Leisure Properties, Inc.	28,111	1,156,205
Life Storage, Inc.	9,216	751,841
Public Storage	4,324	984,229
Sabra Health Care REIT, Inc.	27,952	469,314
SBA Communications Corp.	1,683	452,172
		11,710,741
		47,826,505
Total Common Stocks		47,826,505
SHORT-TERM INVESTMENT—0.0%
United States (0.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	336	336
Total Short-Term Investment		336
Total Investments (Cost $37,036,427) —100.1%		47,826,841
Liabilities in Excess of Other Assets—(0.1)%		(37,788)
Net Assets—100.0%		$47,789,053

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $394,800. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(j) of the accompanying Notes to Financial Statements.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.7%)
Canada (7.8%)
Financials (3.3%)
TMX Group Ltd.	832	$80,249

Industrials (1.9%)
Ritchie Bros Auctioneers, Inc.	817	48,130

Materials (2.6%)
CCL Industries, Inc., Class B	1,381	63,361
		191,740
Ireland (2.0%)
Health Care (2.0%)
ICON PLC(a)	243	49,526

Israel (5.6%)
INFORMATION TECHNOLOGY (5.6%)
CyberArk Software Ltd.(a)	323	51,761
NICE Ltd., ADR(a)	330	86,222
		137,983
United States (82.3%)
COMMUNICATION SERVICES (4.8%)
Cable One, Inc.	33	66,000
Cogent Communications Holdings, Inc.	911	51,881
		117,881
CONSUMER DISCRETIONARY (7.8%)
Burlington Stores, Inc.(a)	321	79,897
Chegg, Inc.(a)	687	65,444
Pool Corp.	133	47,106
		192,447
CONSUMER STAPLES (2.1%)
BJ’s Wholesale Club Holdings, Inc.(a)	1,241	52,209
FINANCIALS (9.9%)
Glacier Bancorp, Inc.	1,051	49,029
Hamilton Lane, Inc., Class A	476	35,876
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	574	33,952
PJT Partners, Inc., Class A	662	45,672
SVB Financial Group(a)	181	79,238
		243,767
HEALTH CARE (11.5%)
Globus Medical, Inc., Class A(a)	1,236	76,249
Horizon Therapeutics PLC(a)	1,128	81,757
Teleflex, Inc.	194	73,260
West Pharmaceutical Services, Inc.	173	51,812
		283,078

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

INDUSTRIALS (16.8%)
Allegion PLC	433	$46,335
Casella Waste Systems, Inc., Class A(a)	770	44,075
HEICO Corp.	317	37,324
JB Hunt Transport Services, Inc.	368	49,555
Kansas City Southern	319	64,652
Mercury Systems, Inc.(a)	584	41,499
Saia, Inc.(a)	254	44,894
Tetra Tech, Inc.	693	84,248
		412,582
INFORMATION TECHNOLOGY (18.4%)
Akamai Technologies, Inc.(a)	471	52,295
Blackline, Inc.(a)	300	38,886
Envestnet, Inc.(a)	665	51,025
EPAM Systems, Inc.(a)	222	76,463
Evo Payments, Inc., Class A(a)	1,916	43,991
Paylocity Holding Corp.(a)	182	34,118
Pegasystems, Inc.	537	68,441
SolarEdge Technologies, Inc.(a)	145	41,808
Workiva, Inc.(a)	463	45,129
		452,156
MATERIALS (4.9%)
Axalta Coating Systems Ltd.(a)	2,283	61,618
Quaker Chemical Corp.	222	58,193
		119,811
REAL ESTATE (4.1%)
QTS Realty Trust, Inc., Class A, REIT	1,047	68,160
Terreno Realty Corp., REIT	589	33,325
		101,485
Utilities (2.0%)
Essential Utilities, Inc.	1,065	49,310
		2,024,726
Total Common Stocks		2,403,975
SHORT-TERM INVESTMENT—1.5%
United States (1.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b)	37,097	37,097
Total Short-Term Investment		37,097
Total Investments (Cost $1,814,668) —99.2%		2,441,072
Other Assets in Excess of Liabilities—0.8%		20,494
Net Assets—100.0%		$2,461,566

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.3%)
Canada (3.8%)
Consumer Staples (1.8%)
Jamieson Wellness, Inc.(a)	553,967	$15,530,570

Financials (1.2%)
TMX Group Ltd.	105,953	10,219,545

Industrials (0.8%)
Richelieu Hardware Ltd.	231,674	6,788,524
		32,538,639
India (2.0%)
Information Technology (2.0%)
WNS Holdings Ltd., ADR(b)	264,124	17,743,850

Israel (2.4%)
Information Technology (2.4%)
CyberArk Software Ltd.(b)	130,543	20,919,516

Singapore (2.6%)
Information Technology (2.6%)
Kulicke & Soffa Industries, Inc.	623,833	22,252,123

UNITED STATES (85.5%)
Communication Services (1.4%)
Cogent Communications Holdings, Inc.	209,121	11,909,441

Consumer Discretionary (9.8%)
Dorman Products, Inc.(b)	184,300	16,739,969
Fox Factory Holding Corp.(b)	203,188	24,309,412
Helen of Troy Ltd.(b)	52,544	12,833,872
LCI Industries	140,934	18,234,041
Stride, Inc.(b)	484,946	12,487,360
		84,604,654
Consumer Staples (5.1%)
BJ’s Wholesale Club Holdings, Inc.(b)(c)	402,060	16,914,664
J&J Snack Foods Corp.	113,080	17,262,793
Performance Food Group Co.(b)	201,006	9,423,161
		43,600,618
Financials (13.9%)
AMERISAFE, Inc.	198,139	10,996,715
First Interstate BancSystem, Inc., Class A	504,485	19,503,390
Glacier Bancorp, Inc.	424,957	19,824,244
Hamilton Lane, Inc., Class A	161,050	12,138,338
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	263,365	15,578,040
PJT Partners, Inc., Class A	189,093	13,045,526
PRA Group, Inc.(b)	432,316	14,253,459
South State Corp.	207,322	14,458,636
		119,798,348

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

Health Care (12.3%)
Addus HomeCare Corp.(b)	144,113	$16,219,918
AMN Healthcare Services, Inc.(b)	142,611	10,285,105
Globus Medical, Inc., Class A(b)	162,824	10,044,613
Heska Corp.(b)	82,102	13,740,591
Integer Holdings Corp.(b)	254,183	18,758,705
Ligand Pharmaceuticals, Inc.(b)(c)	73,703	13,660,851
Medpace Holdings, Inc.(b)	78,768	10,459,603
US Physical Therapy, Inc.	108,038	13,001,293
		106,170,679
Industrials (21.9%)
ASGN, Inc.(b)	181,000	15,006,710
Atkore International Group, Inc.(b)	369,632	16,396,876
Casella Waste Systems, Inc., Class A(b)	270,110	15,461,096
Gibraltar Industries, Inc.(b)	273,289	24,494,893
Hub Group, Inc., Class A(b)	366,237	19,275,053
Mercury Systems, Inc.(b)	216,162	15,360,472
RBC Bearings, Inc.(b)	123,303	20,632,291
Saia, Inc.(b)	101,320	17,908,310
Shyft Group, Inc.	302,971	9,149,724
SiteOne Landscape Supply, Inc.(b)	67,633	10,664,371
Tetra Tech, Inc.	115,840	14,082,669
Werner Enterprises, Inc.	265,937	10,435,368
		188,867,833
Information Technology (12.5%)
Envestnet, Inc.(b)	197,967	15,190,008
Evo Payments, Inc., Class A(b)	549,551	12,617,691
Model N, Inc.(b)	376,990	12,810,120
Perficient, Inc.(b)	410,646	22,425,378
Rapid7, Inc.(b)	237,496	20,619,403
Verint Systems, Inc.(b)	190,786	14,085,731
Workiva, Inc.(b)(c)	107,305	10,459,018
		108,207,349
Materials (6.3%)
Graphic Packaging Holding Co.	620,869	9,722,809
Kaiser Aluminum Corp.	187,705	16,274,023
Neenah, Inc.	163,413	8,320,990
Quaker Chemical Corp.	74,807	19,609,159
		53,926,981
Real Estate (1.3%)
Terreno Realty Corp., REIT	197,798	11,191,411

Utilities (1.0%)
SJW Group	131,644	8,710,883
		736,988,197
Total Common Stocks		830,442,325

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

SHORT-TERM INVESTMENT—3.6%
United States (3.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	$30,966,947	$30,966,947
Total Short-Term Investment		30,966,947
Total Investments (Cost $700,754,079) —99.9%		861,409,272
Other Assets in Excess of Liabilities—0.1%		658,605
Net Assets—100.0%		$862,067,877

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,705,553. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen U.S. Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.1%)
CANADA (5.9%)
Consumer Staples (1.9%)
Jamieson Wellness, Inc.(a)	300,559	$8,426,229

Financials (4.0%)
TMX Group Ltd.	177,121	17,083,952
		25,510,181
Ireland (3.2%)
Health Care (3.2%)
ICON PLC(b)	67,218	13,699,701

Israel (4.9%)
Information Technology (4.9%)
NICE Ltd., ADR(b)	80,622	21,064,916

UNITED STATES (85.1%)
Communication Services (3.1%)
Cable One, Inc.	6,614	13,228,000

Consumer Discretionary (6.5%)
Burlington Stores, Inc.(b)	68,059	16,939,885
Pool Corp.	31,540	11,170,837
		28,110,722
Consumer Staples (1.8%)
Colgate-Palmolive Co.	101,803	7,940,634

Financials (8.9%)
American Express Co.	128,870	14,982,426
First Republic Bank	67,405	9,773,051
SVB Financial Group(b)	31,312	13,707,767
		38,463,244
Health Care (4.8%)
Bristol-Myers Squibb Co.	209,927	12,895,816
Integer Holdings Corp.(b)	106,622	7,868,703
		20,764,519
Industrials (18.1%)
IHS Markit Ltd.	109,755	9,557,465
Kansas City Southern	41,790	8,469,579
Tetra Tech, Inc.	183,081	22,257,157
Trane Technologies PLC	73,543	10,542,389
Trex Co., Inc.(b)(c)	184,106	16,895,408
Waste Management, Inc.	91,633	10,200,586
		77,922,584

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen U.S. Sustainable Leaders Fund

Information Technology (25.2%)
Adobe, Inc.(b)	36,504	$16,746,940
Akamai Technologies, Inc.(b)	147,645	16,393,025
Autodesk, Inc.(b)	46,745	12,968,465
Mastercard, Inc., Class A	51,903	16,416,400
Microsoft Corp.	163,180	37,851,233
SolarEdge Technologies, Inc.(b)	27,819	8,021,052
		108,397,115
Materials (2.8%)
Ecolab, Inc.	58,727	12,010,259

Real Estate (7.4%)
Alexandria Real Estate Equities, Inc.	100,756	16,837,335
American Tower Corp., REIT	67,058	15,246,307
		32,083,642
Utilities (6.5%)
American Water Works Co., Inc.	99,639	15,844,594
NextEra Energy, Inc.	148,338	11,996,094
		27,840,688
		366,761,407
Total Common Stocks		427,036,205
SHORT-TERM INVESTMENT—1.0%
United States (1.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	4,458,191	4,458,191
Total Short-Term Investment		4,458,191
Total Investments (Cost $383,135,407) —100.1%		431,494,396
Liabilities in Excess of Other Assets—(0.1)%		(383,406)
Net Assets—100.0%		$431,110,990

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,313,393. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.2%)
Communication Services (3.8%)
Cable One, Inc.	150	$300,000
Cogent Communications Holdings, Inc.	5,115	291,299
		591,299
Consumer Discretionary (9.5%)
Burlington Stores, Inc.(a)	2,515	625,983
Fox Factory Holding Corp.(a)	4,470	534,791
Pool Corp.	859	304,241
		1,465,015
Consumer Staples (3.6%)
Jamieson Wellness, Inc.(b)	20,005	560,844

Financials (13.9%)
First Interstate BancSystem, Inc., Class A	7,816	302,166
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,938	469,533
PJT Partners, Inc., Class A	6,439	444,227
SVB Financial Group(a)	1,127	493,378
TMX Group Ltd.	4,524	436,356
		2,145,660
Health Care (12.8%)
Addus HomeCare Corp.(a)	4,495	505,912
AMN Healthcare Services, Inc.(a)(c)	4,564	329,156
ICON PLC(a)	2,289	466,521
Integer Holdings Corp.(a)	5,815	429,147
Ligand Pharmaceuticals, Inc.(a)(c)	1,310	242,808
		1,973,544
Industrials (18.8%)
JB Hunt Transport Services, Inc.	4,598	619,166
Kansas City Southern	1,597	323,664
Ritchie Bros Auctioneers, Inc.	7,767	457,554
SiteOne Landscape Supply, Inc.(a)	2,153	339,485
Tetra Tech, Inc.	4,988	606,391
Trex Co., Inc.(a)	5,962	547,133
		2,893,393
Information Technology (27.8%)
Akamai Technologies, Inc.(a)	4,310	478,539
CyberArk Software Ltd.(a)	3,147	504,307
Envestnet, Inc.(a)	3,705	284,285
Kulicke & Soffa Industries, Inc.	14,650	522,565
NICE Ltd., ADR(a)	2,394	625,504
Paylocity Holding Corp.(a)	2,516	471,649
Pegasystems, Inc.	4,777	608,829
Rapid7, Inc.(a)	5,400	468,828
SolarEdge Technologies, Inc.(a)	1,090	314,280
		4,278,786

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund

Real Estate (4.0%)
QTS Realty Trust, Inc., Class A, REIT	5,006	$325,891
Terreno Realty Corp., REIT	5,133	290,425
		616,316
Utilities (3.0%)
Essential Utilities, Inc.	9,852	456,148
Total Common Stocks		14,981,005
SHORT-TERM INVESTMENT—3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	601,241	601,241
Total Short-Term Investment		601,241
Total Investments (Cost $14,441,964) —101.1%		15,582,246
Liabilities in Excess of Other Assets—(1.1)%		(171,709)
Net Assets—100.0%		$15,410,537

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	All or a portion of the securities are on loan. The total value of all securities on loan is $381,806. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or
	Principal	Value
	Amount	(US$)
CORPORATE BONDS (22.4%)
BAHRAIN (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Oil and Gas Holding Co. BSCC (USD), 7.63%, 11/07/2024 (a)	$200,000	$222,373

BRAZIL (1.2%)
Food Products (0.6%)
BRF SA (USD), 4.88%, 01/24/2030 (a)	260,000	276,169

Paper & Forest Products (0.6%)
Suzano Austria GmbH (USD), 7.00%, 03/16/2047 (a)	200,000	266,112
		542,281
CHINA (1.1%)
Real Estate (1.1%)
Country Garden Holdings Co. Ltd. (USD), 5.13%, 01/17/2025 (a)	250,000	261,877
Longfor Group Holdings Ltd. (USD), 3.95%, 09/16/2029 (a)	230,000	250,079
		511,956
COLOMBIA (1.0%)
Commercial Banks (0.4%)
Bancolombia SA, (fixed rate to 10/18/2022, variable rate thereafter) (USD), 4.88%, 10/18/2027	200,000	204,196

Oil, Gas & Consumable Fuels (0.6%)
Ecopetrol SA (USD), 6.88%, 04/29/2030	210,000	261,450
		465,646
GEORGIA (1.7%)
Energy Equipment & Services (0.6%)
Georgian Oil and Gas Corp. JSC (USD), 6.75%, 04/26/2021 (a)(b)	290,000	293,451

Transportation (1.1%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022 (a)	480,000	508,800
		802,251
INDIA (0.6%)
Commercial Banks (0.6%)
HDFC Bank Ltd. (INR), 8.10%, 03/22/2025 (a)(b)	20,000,000	287,842

INDONESIA (1.3%)
Oil, Gas & Consumable Fuels (0.7%)
Pertamina Persero PT (USD), 6.00%, 05/03/2042 (a)	250,000	316,812

Sovereign Agency (0.6%)
Lembaga Pembiayaan Ekspor Indonesia (USD), 3.88%, 04/06/2024 (a)	290,000	310,300
		627,112

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

KAZAKHSTAN (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Tengizchevroil Finance Co. International Ltd. (USD), 4.00%, 08/15/2026 (a)(c)	$200,000	$219,184

KUWAIT (0.6%)
Chemicals (0.6%)
MEGlobal Canada ULC (USD), 5.88%, 05/18/2030 (a)	230,000	285,660

MEXICO (4.7%)
Commercial Banks (0.5%)
BBVA Bancomer SA., (fixed rate to 09/13/2029, variable rate thereafter) (USD), 5.88%, 09/13/2034 (a)	230,000	257,600

Oil, Gas & Consumable Fuels (3.6%)
Petroleos Mexicanos
(USD), 6.88%, 08/04/2026	50,000	53,625
(USD), 6.50%, 03/13/2027	800,000	828,000
(USD), 6.84%, 01/23/2030	180,000	180,900
(USD), 5.95%, 01/28/2031	80,000	75,800
(USD), 6.50%, 06/02/2041	200,000	175,692
(USD), 6.95%, 01/28/2060	420,000	368,130
		1,682,147
Real Estate Investment Trust (REIT) Funds (0.6%)
Trust F/1401 (USD), 6.39%, 01/15/2050 (a)	220,000	257,620
		2,197,367
MOROCCO (0.6%)
Chemicals (0.6%)
OCP SA (USD), 6.88%, 04/25/2044 (a)	200,000	260,088

NIGERIA (0.5%)
Engineering & Construction (0.5%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	200,000	214,250

PANAMA (0.5%)
Commercial Banks (0.5%)
Global Bank Corp., (fixed rate to 04/16/2028, variable rate thereafter) (USD), 5.25%, 04/16/2029 (a)	198,000	217,305

PERU (0.5%)
Metals & Mining (0.5%)
Nexa Resources SA (USD), 5.38%, 05/04/2027 (a)	200,000	219,000

RUSSIA (0.6%)
Diversified Financial Services (0.6%)
Gtlk Europe Capital DAC (USD), 4.65%, 03/10/2027 (a)	270,000	280,366

SAUDI ARABIA (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Saudi Arabian Oil Co. (USD), 4.25%, 04/16/2039 (a)	200,000	229,736

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

SOUTH AFRICA (1.2%)
Diversified Telecommunication Services (0.4%)
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	$200,000	$204,524

Electric Utilities (0.8%)
Eskom Holdings SOC Ltd. (USD), 7.13%, 02/11/2025 (a)	330,000	352,519
		557,043
TUNISIA (1.1%)
Commercial Banks (1.1%)
Banque Centrale de Tunisie International Bond (EUR), 6.38%, 07/15/2026 (a)	469,000	519,308

UKRAINE (0.5%)
Iron/Steel (0.5%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	200,000	222,544

UNITED ARAB EMIRATES (3.1%)
Airlines (0.4%)
Zahidi Ltd. (USD), 4.50%, 03/22/2028 (a)(c)	184,743	189,482

Diversified Financial Services (1.2%)
ICD Sukuk Co. Ltd. (USD), 5.00%, 02/01/2027 (a)	500,000	551,250

Energy Equipment & Services (1.1%)
Abu Dhabi Crude Oil Pipeline LLC (USD), 4.60%, 11/02/2047 (a)(c)	200,000	243,250
Galaxy Pipeline Assets Bidco Ltd. (USD), 2.63%, 03/31/2036 (a)(c)	264,000	266,538
		509,788
Real Estate (0.4%)
MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter) (USD), 5.50%, 09/07/2022 (a)(d)	200,000	203,328
		1,453,848
VENEZUELA (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos de Venezuela SA
(USD), 0.00%, 05/16/2024	1,140,000	42,750
(USD), 0.00%, 11/15/2026	525,236	19,696
		62,446
Total Corporate Bonds		10,397,606
GOVERNMENT BONDS (71.7%)
ANGOLA (1.5%)
Angolan Government International Bond
(USD), 9.50%, 11/12/2025 (a)	380,000	403,294
(USD), 8.25%, 05/09/2028 (a)	290,000	289,309
		692,603
ARGENTINA (3.2%)
Argentine Republic Government International Bond
(USD), 1.00%, 07/09/2029	174,073	72,240
VRN (USD), 0.13%, 07/09/2030 (e)	1,770,284	678,019
VRN (USD), 0.13%, 07/09/2035 (e)	2,173,111	744,290
(USD), 0.00%, 12/15/2035	533,627	1,868
		1,496,417

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

ARMENIA (1.1%)
Republic of Armenia International Bond
(USD), 7.15%, 03/26/2025 (a)	$200,000	$230,658
(USD), 3.95%, 09/26/2029 (a)	260,000	263,195
		493,853
BAHAMAS (2.0%)
Bahamas Government International Bond (USD), 6.00%, 11/21/2028 (a)	970,000	929,745

BAHRAIN (0.9%)
Bahrain Government International Bond (USD), 5.45%, 09/16/2032 (a)	400,000	405,896

BARBADOS (0.4%)
Barbados Government International Bond (USD), 6.50%, 10/01/2029 (a)(c)	167,300	168,137

BELARUS (1.8%)
Republic of Belarus International Bond (USD), 6.88%, 02/28/2023 (a)	560,000	582,333
Republic of Belarus Ministry of Finance (USD), 6.38%, 02/24/2031 (a)	261,000	264,651
		846,984
BELIZE (0.4%)
Belize Government International Bond (USD), 4.94%, 02/20/2034 (a)(b)(c)	456,428	197,177

BENIN (1.4%)
Benin Government International Bond
(EUR), 4.88%, 01/19/2032 (a)(c)	450,000	541,095
(EUR), 6.88%, 01/19/2052 (a)(c)	100,000	128,001
		669,096
BRAZIL (5.0%)
Brazil Notas do Tesouro Nacional
Series B (BRL), 6.00%, 08/15/2024 (f)	1,180,000	864,986
Series F (BRL), 10.00%, 01/01/2029	899,000	189,920
Series F (BRL), 10.00%, 01/01/2031	5,901,000	1,252,081
		2,306,987
DOMINICAN REPB. (0.3%)
Dominican Republic International Bond (USD), 5.30%, 01/21/2041 (a)	150,000	154,875

DOMINICAN REPUBLIC (2.3%)
Dominican Republic International Bond
(USD), 6.85%, 01/27/2045 (a)	600,000	706,500
(USD), 5.88%, 01/30/2060 (a)	360,000	376,920
		1,083,420
ECUADOR (1.3%)
Ecuador Government International Bond
(USD), 0.00%, 07/31/2030 (a)(c)(g)	182,263	78,375
VRN (USD), 0.50%, 07/31/2030 (a)(c)(e)	733,610	390,647
VRN (USD), 0.50%, 07/31/2035 (a)(c)(e)	279,589	127,213
		596,235
EGYPT (4.5%)
Egypt Government International Bond
(USD), 7.60%, 03/01/2029 (a)	820,000	922,549
(EUR), 5.63%, 04/16/2030 (a)	360,000	451,138
(USD), 7.90%, 02/21/2048 (a)	250,000	260,808
(USD), 8.70%, 03/01/2049 (a)	400,000	445,000
		2,079,495

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

EL SALVADOR (2.5%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	$345,000	$334,823
(USD), 8.63%, 02/28/2029 (a)	473,000	488,372
(USD), 8.25%, 04/10/2032 (a)	100,000	101,300
(USD), 9.50%, 07/15/2052 (a)	216,000	225,072
		1,149,567
GHANA (1.2%)
Ghana Government International Bond
(USD), 7.88%, 02/11/2035 (a)(c)	270,000	272,700
(USD), 8.63%, 06/16/2049 (a)(c)	300,000	301,110
		573,810
HONDURAS (0.4%)
Honduras Government International Bond (USD), 5.63%, 06/24/2030 (a)	150,000	168,225

INDONESIA (1.6%)
Indonesia Government International Bond (USD), 6.63%, 02/17/2037 (a)	530,000	753,384

IRAQ (1.6%)
Iraq International Bond
(USD), 6.75%, 03/09/2023 (a)	480,000	469,800
(USD), 5.80%, 01/15/2028 (a)	272,125	255,825
		725,625
IVORY COAST (2.0%)
Ivory Coast Government International Bond
(EUR), 5.25%, 03/22/2030 (a)(c)	160,000	206,746
(EUR), 5.88%, 10/17/2031 (a)(c)	200,000	265,995
(EUR), 4.88%, 01/30/2032 (a)(c)	250,000	311,503
(EUR), 6.88%, 10/17/2040 (a)(c)	100,000	136,408
		920,652
KENYA (1.0%)
Kenya Government International Bond (USD), 7.00%, 05/22/2027 (a)(c)	410,000	453,050

MEXICO (3.7%)
Mexican Bonos
Series M20 (MXN), 10.00%, 12/05/2024	5,700,000	332,946
Series M (MXN), 5.75%, 03/05/2026	21,700,000	1,111,560
Series M30 (MXN), 8.50%, 11/18/2038	4,900,000	291,983
		1,736,489
MOROCCO (0.8%)
Morocco Government International Bond (EUR), 1.50%, 11/27/2031 (a)	310,000	370,746

NIGERIA (1.7%)
Nigeria Government International Bond
(USD), 7.63%, 11/21/2025 (a)	253,000	290,065
(USD), 6.50%, 11/28/2027 (a)	460,000	495,889
		785,954

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

OMAN (0.5%)
Oman Government International Bond (USD), 6.25%, 01/25/2031 (a)	$200,000	$212,006

PAKISTAN (0.5%)
Third Pakistan International Sukuk Co., Ltd. (USD), 5.50%, 10/13/2021 (a)	250,000	253,400

PARAGUAY (1.7%)
Paraguay Government International Bond (USD), 6.10%, 08/11/2044 (a)	600,000	792,606

QATAR (5.5%)
Qatar Government International Bond
(USD), 4.00%, 03/14/2029 (a)	450,000	528,188
(USD), 3.75%, 04/16/2030 (a)	200,000	232,720
(USD), 5.10%, 04/23/2048 (a)	400,000	551,476
(USD), 4.82%, 03/14/2049 (a)	925,000	1,240,423
		2,552,807
ROMANIA (1.1%)
Romanian Government International Bond (EUR), 3.38%, 01/28/2050 (a)	370,000	505,252

RUSSIA (1.8%)
Russian Federal Bond - OFZ
Series 6228 (RUB), 7.65%, 04/10/2030	47,500,000	691,562
Series 6221 (RUB), 7.70%, 03/23/2033	10,750,000	156,250
		847,812
RWANDA (1.0%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	450,000	476,366

SAUDI ARABIA (1.6%)
Saudi Government International Bond (USD), 5.00%, 04/17/2049 (a)	570,000	722,988

SENEGAL (0.3%)
Senegal Government International Bond (EUR), 4.75%, 03/13/2028 (a)(c)	100,000	128,503

SERBIA (1.2%)
Serbia International Bond (EUR), 3.13%, 05/15/2027 (a)	410,000	555,257

SOUTH AFRICA (1.7%)
Republic of South Africa Government Bond, Series 2040 (ZAR), 9.00%, 01/31/2040	8,800,000	496,657
Republic of South Africa Government International Bond (USD), 6.25%, 03/08/2041	300,000	313,446
		810,103
TUNISIA (1.3%)
Banque Centrale de Tunisie International Bond
(EUR), 6.75%, 10/31/2023 (a)	200,000	228,463
(EUR), 5.63%, 02/17/2024 (a)	317,000	352,688
		581,151
TURKEY (1.9%)
Turkey Government International Bond
(USD), 6.13%, 10/24/2028	360,000	382,357
(USD), 5.95%, 01/15/2031	464,000	476,296
		858,653

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

UKRAINE (3.9%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2024 (a)	$850,000	$937,713
(EUR), 6.75%, 06/20/2026 (a)	430,000	570,043
(USD), 0.00%, 05/31/2040 (a)(h)	270,000	304,425
		1,812,181
UNITED ARAB EMIRATES (1.6%)
Finance Department Government of Sharjah (USD), 4.00%, 07/28/2050 (a)	233,000	235,046
Sharjah Sukuk Program Ltd. (USD), 4.23%, 03/14/2028 (a)	445,000	496,317
		731,363
URUGUAY (2.3%)
Uruguay Government International Bond
(UYU), 4.38%, 12/15/2028 (c)(f)	21,290,498	591,123
(USD), 5.10%, 06/18/2050 (c)	350,000	470,316
		1,061,439
UZBEKISTAN (1.2%)
Republic of Uzbekistan Bond
(USD), 4.75%, 02/20/2024 (a)	300,000	322,500
(USD), 3.70%, 11/25/2030 (a)	212,000	218,734
		541,234
VENEZUELA (0.0%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028 (b)(i)	165,000	15,263
Total Government Bonds		33,216,806
WARRANTS (0.0%)
BRAZIL (0.0%)
OAS S.A.(b)(j)(k)	29,232	—

UNITED STATES (0.0%)
CANADACO, Series A(b)(j)(k)	92,840	—
Total Warrants		0
SHORT-TERM INVESTMENT—3.9%
UNITED STATES (3.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(l)	1,788,539	1,788,539
Total Short-Term Investment		1,788,539
Total Investments
(Cost $44,939,771) —98.0%		45,402,951

Other Assets in Excess of Liabilities—2.0%		918,872

Net Assets—100.0%		$46,321,823

(a)	Denotes a security issued under Regulation S or Rule 144A.

(b)	Illiquid security.

(c)	Sinkable security.

(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(e)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

(f)	Inflation linked security.

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

(g)	Issued with a zero coupon.

(h)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(i)	Security is in default.

(j)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.

(k)	Non-Income Producing Security.

(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro Currency

INR	Indian Rupee

MXN	Mexican Peso

PLC	Public Limited Company

RUB	Russian Ruble

TRY	Turkish Lira

USD	U.S. Dollar

UYU	Uruguayan Peso

ZAR	South African Rand

At January 31, 2021, the Fund’s open forward foreign currency exchange contracts were as follows:

							Unrealized
Purchase Contracts		Amount		Amount			Appreciation/
Settlement Date*	Counterparty	Purchased		Sold		Fair Value	(Depreciation)
Brazilian Real/United States Dollar
02/24/2021	Royal Bank Of Canada	BRL	1,569,000	USD	300,086	$286,609	$(13,477)
02/24/2021	UBS AG	BRL	3,378,000	USD	630,032	617,059	(12,973)
Colombian Peso/United States Dollar
02/24/2021	UBS AG	COP	221,408,000	USD	60,528	61,994	1,466
Euro/United States Dollar
02/01/2021	Barclays Bank plc	EUR	891,000	USD	1,082,205	1,081,273	(932)
02/01/2021	JPMorgan Chase Bank N.A.	EUR	4,769,000	USD	5,790,654	5,787,418	(3,236)
02/01/2021	Royal Bank Of Canada	EUR	796,000	USD	948,944	965,985	17,041
04/14/2021	Royal Bank Of Canada	EUR	408,000	USD	495,802	495,864	62
Indian Rupee/United States Dollar
02/24/2021	UBS AG	INR	42,210,000	USD	560,825	577,540	16,715
Mexican Peso/United States Dollar
02/02/2021	Royal Bank Of Canada	MXN	1,150,000	USD	56,907	56,100	(807)
02/02/2021	UBS AG	MXN	24,788,000	USD	1,227,333	1,209,230	(18,103)
South African Rand/United States Dollar
02/01/2021	Barclays Bank plc	ZAR	1,755,000	USD	115,091	116,033	942
02/01/2021	Deutsche Bank AG	ZAR	6,319,000	USD	416,998	417,785	787
Turkish Lira/United States Dollar
02/01/2021	Barclays Bank plc	TRY	3,265,000	USD	440,324	446,206	5,882
02/01/2021	UBS AG	TRY	3,600,000	USD	457,529	491,988	34,459
04/14/2021	Barclays Bank plc	TRY	6,865,000	USD	904,884	910,908	6,024
						$13,521,992	$33,850

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Emerging Markets Debt Fund

							Unrealized
Sale Contracts		Amount		Amount			Appreciation/
Settlement Date*	Counterparty	Purchased		Sold		Fair Value	(Depreciation)

United States Dollar/Brazilian Real
02/24/2021	Barclays Bank plc	USD	2,399,877	BRL	12,956,000	$2,366,671	$33,206
United States Dollar/Colombian Peso
02/24/2021	Royal Bank Of Canada USD		63,635	COP	221,408,000	61,994	1,641
United States Dollar/Euro
02/01/2021	Barclays Bank plc	USD	1,280,903	EUR	1,056,000	1,281,508	(605)
02/01/2021	Deutsche Bank AG	USD	6,243,704	EUR	5,307,000	6,440,307	(196,603)
02/01/2021	Royal Bank Of Canada USD		109,576	EUR	93,000	112,860	(3,284)
04/14/2021	JPMorgan Chase Bank N.A.	USD	5,800,134	EUR	4,769,000	5,796,021	4,113
United States Dollar/Mexican Peso
02/02/2021	Barclays Bank plc	USD	537,324	MXN	10,653,000	519,684	17,640
02/02/2021	UBS AG	USD	687,706	MXN	15,285,000	745,646	(57,940)
04/14/2021	UBS AG	USD	869,134	MXN	17,560,000	850,261	18,873
United States Dollar/South African Rand
02/01/2021	Barclays Bank plc	USD	479,313	ZAR	8,074,000	533,818	(54,505)
04/14/2021	Deutsche Bank AG	USD	412,887	ZAR	6,319,000	413,715	(828)
United States Dollar/Turkish Lira
02/01/2021	Barclays Bank plc	USD	931,479	TRY	6,865,000	938,194	(6,715)
						$20,060,679	$(245,007)

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

	Shares or
	Principal	Value
	Amount	(US$)
COMMON STOCKS (21.8%)
AUSTRALIA (0.7%)
Materials (0.7%)
BHP Group Ltd.	725	24,178
Fortescue Metals Group Ltd.	1,538	25,334
Galaxy Resources Ltd.(a)	7,134	14,555
Glencore PLC(a)	19,088	63,718
MMG Ltd.(a)	32,000	12,330
Pilbara Minerals Ltd.(a)	26,871	18,933
		159,048
BELGIUM (0.4%)
Materials (0.4%)
Umicore SA	1,628	92,209

BRAZIL (0.8%)
Consumer Discretionary (0.2%)
MercadoLibre, Inc.(a)	18	32,031

Industrials (0.5%)
WEG SA	7,700	117,919

Materials (0.1%)
Vale SA	1,600	25,720
		175,670
CANADA (0.1%)
Materials (0.1%)
First Quantum Minerals Ltd.	1,416	23,586

CHILE (0.1%)
Materials (0.1%)
Antofagasta PLC	1,277	24,905

CHINA (0.7%)
Consumer Discretionary (0.5%)
BYD Co. Ltd.	1,500	45,306
NIO, Inc., ADR(a)	705	40,185
Yum! Brands, Inc.	145	14,716
		100,207
Materials (0.2%)
China Molybdenum Co. Ltd. H Shares	36,000	22,632
Ganfeng Lithium Co. Ltd. H Shares(b)	1,800	25,112
		47,744
		147,951
DENMARK (0.4%)
Utilities (0.4%)
Orsted AS(b)	461	87,556

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

FINLAND (0.4%)
Utilities (0.4%)
Fortum OYJ	3,642	88,092

FRANCE (1.8%)
Health Care (0.1%)
EssilorLuxottica SA	104	14,712

Industrials (1.1%)
Cie de Saint-Gobain(a)	1,810	89,977
Safran SA(a)	112	14,079
Schneider Electric SE	925	135,384
Vinci SA	151	14,002
		253,442
Materials (0.1%)
Eramet SA(a)	483	25,956

Utilities (0.5%)
Electricite de France SA(a)	6,325	78,649
Suez SA	1,154	23,684
		102,333
		396,443
GERMANY (1.1%)
Consumer Discretionary (0.7%)
Bayerische Motoren Werke AG	681	57,659
Continental AG	293	41,007
Daimler AG	657	46,144
HelloFresh SE(a)	297	25,079
		169,889
Consumer Staples (0.1%)
Beiersdorf AG	140	15,282

Industrials (0.2%)
Brenntag AG	280	21,933
Deutsche Post AG	595	29,390
		51,323
Real Estate (0.1%)
Sirius Real Estate Ltd.	9,806	12,671
		249,165
HONG KONG (0.2%)
Consumer Discretionary (0.1%)
Galaxy Entertainment Group Ltd.	2,000	15,090

Industrials (0.1%)
Jardine Matheson Holdings Ltd.	300	17,291
MTR Corp. Ltd.	2,500	14,508
		31,799
		46,889

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

ITALY (0.4%)
Industrials (0.4%)
Prysmian SpA	2,782	89,620

JAPAN (1.7%)
Communication Services (0.1%)
SoftBank Group Corp.	400	30,989

Consumer Discretionary (0.3%)
Denso Corp.	700	38,910
Oriental Land Co. Ltd.	100	15,651
		54,561
Industrials (0.3%)
FANUC Corp.	200	52,214
Kubota Corp.	1,100	24,168
		76,382
Information Technology (0.4%)
Seiko Epson Corp.	3,300	56,215
Tokyo Electron Ltd.	100	38,025
		94,240
Materials (0.6%)
Mitsubishi Chemical Holdings Corp.	6,300	43,092
Sumitomo Chemical Co. Ltd.	9,600	45,191
Toray Industries, Inc.	6,400	41,758
		130,041
		386,213
JERSEY (0.0%)
Financials (0.0%)
Sanne Group PLC	846	6,396

MALAYSIA (0.1%)
Materials (0.1%)
Lynas Rare Earths Ltd.(a)	7,147	25,965

NETHERLANDS (0.3%)
Consumer Staples (0.1%)
Heineken NV	144	15,018

Information Technology (0.1%)
NXP Semiconductors NV	170	27,280

Materials (0.1%)
AMG Advanced Metallurgical Group NV	780	24,701
		66,999
PERU (0.1%)
Materials (0.1%)
Southern Copper Corp.	425	28,224

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

REPUBLIC OF IRELAND (0.1%)
Information Technology (0.1%)
Keywords Studios PLC(a)	417	15,568

RUSSIA (0.3%)
Materials (0.3%)
MMC Norilsk Nickel PJSC, ADR	1,974	63,780

SOUTH KOREA (0.7%)
Consumer Discretionary (0.2%)
Hyundai Motor Co.	281	57,294

Information Technology (0.2%)
Samsung Electronics Co. Ltd.	583	42,621

Materials (0.3%)
LG Chem Ltd.	80	65,252
		165,167
SPAIN (0.5%)
Consumer Discretionary (0.1%)
Industria de Diseno Textil SA	495	14,681

Utilities (0.4%)
Endesa SA	3,532	90,268
		104,949
SWEDEN (0.3%)
Consumer Discretionary (0.2%)
Autoliv, Inc.	400	35,484

Industrials (0.1%)
Volvo AB, B Shares(a)	1,172	28,877
		64,361
SWITZERLAND (0.3%)
Financials (0.1%)
UBS Group AG	1,974	28,453

Information Technology (0.2%)
STMicroelectronics NV	739	29,612
		58,065
THAILAND (0.1%)
Industrials (0.1%)
Delta Electronics Thailand PCL	1,800	31,603

UNITED KINGDOM (2.3%)
Communication Services (0.2%)
Auto Trader Group PLC(b)	696	5,366
Future PLC	541	12,816
Gamma Communications PLC	541	11,897
Rightmove PLC(a)	382	3,127
Team17 Group PLC(a)	1,065	11,703
		44,909

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Consumer Discretionary (0.3%)
AO World PLC(a)	1,232	5,244
Dr. Martens PLC(a)	1,351	8,330
Dunelm Group PLC(a)	438	6,906
Games Workshop Group PLC	106	14,958
Greggs PLC(a)	225	6,375
Hollywood Bowl Group PLC	1,823	4,878
JD Sports Fashion PLC(a)	575	5,853
Trainline PLC(a)(b)	1,239	6,900
		59,444
Consumer Staples (0.2%)
Cranswick PLC	228	10,634
Hilton Food Group PLC	754	10,362
Hotel Chocolat Group PLC(a)	822	4,032
Nomad Foods Ltd.(a)	911	22,866
		47,894
Financials (0.2%)
AJ Bell PLC	1,419	8,344
Draper Esprit PLC(a)	986	9,295
Impax Asset Management Group PLC	1,242	13,614
Intermediate Capital Group PLC	580	13,452
Liontrust Asset Management PLC	395	6,915
		51,620
Health Care (0.1%)
Craneware PLC	167	5,148
Dechra Pharmaceuticals PLC(c)	101	4,979
Genus PLC	230	15,450
		25,577
Industrials (0.4%)
Avon Rubber PLC	170	7,186
Chemring Group PLC	2,334	9,433
Diploma PLC	164	5,182
GlobalData PLC	374	6,610
JET2 PLC(a)	383	6,895
Pentair PLC	414	22,546
Polypipe Group PLC(a)	1,167	8,191
Rotork PLC	818	3,628
RWS Holdings PLC	1,124	9,056
Spirax-Sarco Engineering PLC	30	4,536
Ultra Electronics Holdings PLC	229	6,239
		89,502
Information Technology (0.4%)
Avast PLC(b)	811	5,229
AVEVA Group PLC	167	8,288
Bytes Technology Group PLC(a)	2,109	10,403
Computacenter PLC	372	11,909
DiscoverIE Group PLC	985	9,150
FDM Group Holdings PLC	364	4,978
GB Group PLC	656	7,694
Kainos Group PLC	866	14,687
Midwich Group PLC(a)	647	4,086
Softcat PLC	486	10,007
Spirent Communications PLC	1,715	5,582
		92,013

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Materials (0.4%)
Anglo American PLC	715	23,519
DS Smith PLC(a)	4,298	21,334
Hill & Smith Holdings PLC	414	7,642
KAZ Minerals PLC	2,602	25,735
Marshalls PLC(a)	1,200	10,652
Victrex PLC	179	5,722
		94,604
Real Estate (0.1%)
Assura PLC, REIT	4,503	4,459
Safestore Holdings PLC, REIT	437	4,839
UNITE Group PLC (The), REIT(a)	443	5,810
		15,108
Utilities (0.0%)
Telecom Plus PLC	297	5,290
		525,961
UNITED STATES (7.9%)
Communication Services (0.1%)
Alphabet, Inc., Class A(a)	9	16,446
Twitter, Inc.(a)	339	17,130
		33,576
Consumer Discretionary (1.3%)
Aptiv PLC	300	40,080
BorgWarner, Inc.	917	38,505
Ford Motor Co.	4,899	51,586
General Motors Co.	706	35,780
Harley-Davidson, Inc.	1,108	44,420
McDonald’s Corp.	75	15,588
Ross Stores, Inc.	137	15,247
Starbucks Corp.	152	14,715
Tesla, Inc.(a)	35	27,774
TJX Cos., Inc. (The)	232	14,857
		298,552
Consumer Staples (0.2%)
Archer-Daniels-Midland Co.	441	22,054
Bunge Ltd.	331	21,661
		43,715
Financials (0.4%)
Capital One Financial Corp.	274	28,567
Morgan Stanley	407	27,290
T Rowe Price Group, Inc.	192	30,044
		85,901
Health Care (0.5%)
Boston Scientific Corp.(a)	430	15,239
Medtronic PLC	132	14,696
PerkinElmer, Inc.	145	21,325
Regeneron Pharmaceuticals, Inc.(a)	29	14,611
Thermo Fisher Scientific, Inc.	45	22,936
Waters Corp.(a)	89	23,556
		112,363

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Industrials (2.0%)
Advanced Drainage Systems, Inc.	249	20,537
AGCO Corp.	207	22,956
AMETEK, Inc.	384	43,492
Boeing Co.	74	14,370
Danaher Corp.	95	22,595
Deere & Co.	182	52,562
Emerson Electric Co.	582	46,182
Honeywell International, Inc.	225	43,958
MasTec, Inc.(a)	304	23,454
PACCAR, Inc.	520	47,434
Rexnord Corp.	522	19,763
Rockwell Automation, Inc.	185	45,978
SiteOne Landscape Supply, Inc.(a)	137	21,602
Valmont Industries, Inc.	121	23,343
		448,226
Information Technology (2.1%)
Cognex Corp.	558	45,829
Fidelity National Information Services, Inc.	122	15,062
Fiserv, Inc.(a)	145	14,890
Global Payments, Inc.	83	14,651
HP, Inc.	1,854	45,126
IPG Photonics Corp.(a)	203	45,356
Itron, Inc.(a)	225	19,355
Lam Research Corp.	93	45,007
MKS Instruments, Inc.	294	46,473
NVIDIA Corp.	80	41,567
Teradyne, Inc.	368	41,761
Trimble, Inc.(a)	665	43,830
Zebra Technologies Corp., Class A(a)	174	67,482
		486,389
Materials (0.8%)
Albemarle Corp.	150	24,399
Avery Dennison Corp.	148	22,329
Dow, Inc.	518	26,884
Freeport-McMoRan, Inc.	1,524	41,011
Packaging Corp. of America	160	21,514
Sensient Technologies Corp.	300	21,159
Tronox Holdings PLC(a)	1,590	24,406
		181,702
Real Estate (0.1%)
SBA Communications Corp., REIT	58	15,583

Utilities (0.4%)
NextEra Energy, Inc.	1,117	90,332
		1,796,339
Total Common Stocks		4,920,724

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

GOVERNMENT BONDS (3.9%)
SOUTH AFRICA (3.9%)
Republic of South Africa Government Bond
Series R186 (ZAR), 10.50%, 12/21/2026	3,812,000	298,028
Series 2030 (ZAR), 8.00%, 01/31/2030	4,588,000	289,523
Series 2032 (ZAR), 8.25%, 03/31/2032	4,913,000	294,059
		881,610
Total Government Bonds		881,610
PREFERRED STOCKS (0.1%)
CHILE (0.1%)
Materials (0.1%)
Sociedad Quimica y Minera de Chile SA, ADR, Preferred Shares	456	23,229
Total Preferred Stocks		23,229
Total Purchased Options (see detail below)		596,860
SHORT-TERM INVESTMENT (73.2%)
CERTIFICATES OF DEPOSIT (22.7%)
CANADA (3.8%)
Bank of Montreal (USD), 0.01%, 02/01/2021	857,257	857,257

FRANCE (11.3%)
BNP Paribas (USD), 0.03%, 02/01/2021	859,018	859,018
Credit Agricole SA (USD), 0.02%, 02/01/2021	854,062	854,062
Societe Generale SA (USD), 0.07%, 02/01/2021	850,356	850,356
		2,563,436
NETHERLANDS (7.6%)
ING Bank NV (USD), 0.01%, 02/01/2021	853,603	853,603
Rabobank Nederland NV (USD), 0.03%, 02/01/2021	858,127	858,127
		1,711,730
Total Certificates of Deposit		5,132,423
MONEY MARKET FUNDS (17.4%)
UNITED STATES (17.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(e)	3,928,441	3,928,441
Total Money Market Funds		3,928,441

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

U.S. TREASURIES (33.1%)
U.S. Treasury Bill
(USD), 0.09%, 02/18/2021 (f)	1,500,000	1,499,973
(USD), 0.08%, 03/04/2021 (f)	1,500,000	1,499,935
(USD), 0.08%, 04/08/2021 (f)	1,500,000	1,499,828
(USD), 0.08%, 05/13/2021 (f)	2,000,000	1,999,621
(USD), 0.07%, 06/17/2021 (f)	1,000,000	999,736
		7,499,093
Total U.S. Treasuries		7,499,093
Total Short-Term Investment		16,559,957
Total Investments
(Cost $22,435,997) —101.6%		22,982,380
Liabilities in Excess of Other Assets—(1.6)%		(370,098)
Net Assets—100.0%		$22,612,282

(a)	Non-income producing security.

(b)	Denotes a security issued under Regulation S or Rule 144A.

(c)	Illiquid security.

(d)	All or a portion of the security has been designated as collateral for swap contracts.

(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2021.

(f)	The rate shown is the discount yield at the time of purchase.

ADR	American Depositary Receipt

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan Renminbi

COP	Colombian Peso

DKK	Danish Krone

EUR	Euro Currency

GBP	British Pound Sterling

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

PLC	Public Limited Company

REIT	Real Estate Investment Trust

RON	Romanian Leu

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar
THB	Thai Baht

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

At January 31, 2021, the Fund held the following futures contracts:

	Number of				Unrealized
	Contracts	Expiration	Notional	Market	Appreciation/
Futures Contracts	Long/(Short)	Date	Amount	Value	(Depreciation)
LONG CONTRACT POSITIONS
FTSE 100 Index	13	03/19/2021	$1,191,007	$1,133,018	$(57,989)
SHORT CONTRACT POSITIONS
Euro STOXX 50 Future	(27)	03/19/2021	$(1,183,747)	$(1,139,596)	$44,151
					$(13,838)

At January 31, 2021, the Fund’s open forward foreign currency exchange contracts were as follows:

							Unrealized
Purchase Contracts		Amount		Amount			Appreciation/
Settlement Date*	Counterparty	Purchased		Sold		Fair Value	(Depreciation)

Australian Dollar/United States Dollar
02/10/2021	Goldman Sachs & Co.	AUD	7,025	USD	5,125	$5,369	$244
02/10/2021	JPMorgan Chase Bank N.A.	AUD	81,672	USD	59,400	62,420	3,020
02/12/2021	Barclays Bank plc	AUD	196,000	USD	137,917	149,800	11,883
Brazilian Real/United States Dollar
02/09/2021	Citibank N.A.	BRL	760,000	USD	139,806	138,902	(904)
02/09/2021	Goldman Sachs & Co.	BRL	1,016,000	USD	193,236	185,689	(7,547)
02/10/2021	Goldman Sachs & Co.	BRL	750,000	USD	144,414	137,069	(7,345)
03/23/2021	JPMorgan Chase Bank N.A.	BRL	488,000	USD	93,603	89,076	(4,527)
British Pound/United States Dollar
02/03/2021	Royal Bank of Canada	GBP	111,000	USD	150,882	152,087	1,205
02/10/2021	Barclays Bank plc	GBP	8,874	USD	12,070	12,160	90
02/10/2021	HSBC Bank plc	GBP	35,786	USD	47,723	49,033	1,310
02/10/2021	JPMorgan Chase Bank N.A.	GBP	106,404	USD	145,281	145,793	512
02/10/2021	Royal Bank of Canada	GBP	72,697	USD	97,032	99,608	2,576
05/14/2021	JPMorgan Chase Bank N.A.	GBP	44,000	USD	60,209	60,317	108
Canadian Dollar/United States Dollar
02/10/2021	Barclays Bank plc	CAD	26,139	USD	20,024	20,442	418
02/10/2021	Goldman Sachs & Co.	CAD	10,174	USD	7,785	7,956	171
02/10/2021	HSBC Bank plc	CAD	8,628	USD	6,606	6,747	141
02/10/2021	JPMorgan Chase Bank N.A.	CAD	6,404	USD	4,886	5,009	123
Chinese Renminbi/United States Dollar
02/03/2021	HSBC Bank plc	CNY	4,140,000	USD	640,413	641,007	594

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Colombian Peso/United States Dollar
02/09/2021	Citibank N.A.	COP	755,000,000	USD	208,112	211,503	3,391
02/10/2021	Goldman Sachs & Co.	COP	543,000,000	USD	155,377	152,109	(3,268)
03/23/2021	Goldman Sachs & Co.	COP	192,000,000	USD	55,100	53,710	(1,390)
Crech Koruna/United States Dollar
02/09/2021	Barclays Bank plc	CZK	296,000	USD	13,533	13,802	269
02/09/2021	Citibank N.A.	CZK	1,595,000	USD	71,428	74,374	2,946
03/23/2021	Citibank N.A.	CZK	459,000	USD	21,420	21,407	(13)
Danish Krone/United States Dollar
02/10/2021	Citibank N.A.	DKK	275,159	USD	44,893	44,905	12
02/10/2021	HSBC Bank plc	DKK	816,999	USD	131,808	133,333	1,525
02/10/2021	JPMorgan Chase Bank N.A.	DKK	33,731	USD	5,491	5,505	14
Euro/United States Dollar
02/10/2021	Barclays Bank plc	EUR	69,150	USD	83,072	83,932	860
02/10/2021	HSBC Bank plc	EUR	68,288	USD	81,902	82,885	983
02/10/2021	JPMorgan Chase Bank N.A.	EUR	98,634	USD	119,675	119,717	42
02/10/2021	Royal Bank of Canada	EUR	83,612	USD	100,417	101,484	1,067
02/12/2021	Goldman Sachs & Co.	EUR	157,000	USD	188,454	190,568	2,114
03/10/2021	Goldman Sachs & Co.	EUR	42,000	USD	50,985	51,007	22
05/14/2021	Goldman Sachs & Co.	EUR	118,000	USD	144,648	143,512	(1,136)
Hong Kong Dollar/United States Dollar
02/10/2021	Goldman Sachs & Co.	HKD	492,491	USD	63,523	63,521	(2)
02/10/2021	HSBC Bank plc	HKD	88,727	USD	11,447	11,444	(3)
Hungarian Forint/United States Dollar
02/09/2021	Barclays Bank plc	HUF	8,020,000	USD	27,034	27,257	223
02/09/2021	Citibank N.A.	HUF	20,400,000	USD	67,737	69,332	1,595
02/09/2021	HSBC Bank plc	HUF	20,500,000	USD	67,910	69,672	1,762
03/23/2021	Barclays Bank plc	HUF	13,100,000	USD	44,045	44,510	465
Indian Rupee/United States Dollar
02/09/2021	HSBC Bank plc	INR	1,800,000	USD	24,200	24,677	477
02/09/2021	JPMorgan Chase Bank N.A.	INR	4,400,000	USD	58,691	60,321	1,630
02/09/2021	Royal Bank of Canada	INR	4,380,000	USD	58,586	60,047	1,461
02/10/2021	Goldman Sachs & Co.	INR	9,106,100	USD	121,596	124,822	3,226
02/10/2021	HSBC Bank plc	INR	9,106,100	USD	121,402	124,822	3,420
02/10/2021	JPMorgan Chase Bank N.A.	INR	3,997,800	USD	53,337	54,800	1,463
03/23/2021	Goldman Sachs & Co.	INR	2,730,000	USD	36,937	37,181	244
Indonesian Rupiah/United States Dollar
02/09/2021	Barclays Bank plc	IDR	2,300,000,000	USD	161,108	163,994	2,886
02/09/2021	HSBC Bank plc	IDR	3,310,000,000	USD	233,936	236,009	2,073
02/10/2021	HSBC Bank plc	IDR	1,990,000,000	USD	139,493	141,877	2,384
03/23/2021	HSBC Bank plc	IDR	1,510,000,000	USD	106,790	107,165	375
Japanese Yen/United States Dollar
02/03/2021	JPMorgan Chase Bank N.A.	JPY	7,700,000	USD	74,063	73,513	(550)
02/10/2021	Royal Bank of Canada	JPY	30,975,349	USD	295,195	295,744	549
03/02/2021	Barclays Bank plc	JPY	47,300,000	USD	453,281	451,691	(1,590)
03/02/2021	Royal Bank of Canada	JPY	71,100,000	USD	689,709	678,970	(10,739)
05/14/2021	Barclays Bank plc	JPY	15,000,000	USD	144,486	143,363	(1,123)
05/14/2021	Citibank N.A.	JPY	4,990,000	USD	47,772	47,692	(80)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Malaysian Ringgit/United States Dollar
02/09/2021	Barclays Bank plc	MYR	195,000	USD	47,660	48,225	565
02/09/2021	Goldman Sachs & Co.	MYR	267,600	USD	64,951	66,180	1,229
03/23/2021	Barclays Bank plc	MYR	121,000	USD	30,025	29,884	(141)
Mexican Peso/United States Dollar
02/09/2021	Goldman Sachs & Co.	MXN	2,900,000	USD	142,769	141,379	(1,390)
02/09/2021	HSBC Bank plc	MXN	2,800,000	USD	135,730	136,504	774
02/09/2021	JPMorgan Chase Bank N.A.	MXN	1,150,000	USD	57,374	56,064	(1,310)
03/01/2021	Citibank N.A.	MXN	5,890,000	USD	291,287	286,530	(4,757)
03/02/2021	JPMorgan Chase Bank N.A.	MXN	13,600,000	USD	677,078	661,527	(15,551)
03/23/2021	Citibank N.A.	MXN	1,760,000	USD	87,539	85,416	(2,123)
New Russian Ruble/United States Dollar
02/09/2021	Goldman Sachs & Co.	RUB	8,000,000	USD	104,425	105,656	1,231
02/09/2021	HSBC Bank plc	RUB	5,930,000	USD	76,596	78,317	1,721
02/10/2021	HSBC Bank plc	RUB	21,750,000	USD	273,700	287,232	13,532
03/23/2021	Goldman Sachs & Co.	RUB	3,200,000	USD	43,152	42,098	(1,054)
New Taiwan Dollar/United States Dollar
02/19/2021	Barclays Bank plc	TWD	724,174	USD	26,049	25,904	(145)
02/19/2021	Goldman Sachs & Co.	TWD	1,562,562	USD	55,566	55,893	327
02/19/2021	HSBC Bank plc	TWD	244,216	USD	8,754	8,736	(18)
02/19/2021	Royal Bank of Canada	TWD	241,723	USD	8,689	8,646	(43)
New Zealand Dollar/United States Dollar
02/12/2021	Barclays Bank plc	NZD	208,000	USD	137,885	149,463	11,578
Norwegian Krone/United States Dollar
02/10/2021	Goldman Sachs & Co.	NOK	80,357	USD	8,848	9,382	534
05/14/2021	Citibank N.A.	NOK	1,220,000	USD	144,598	142,411	(2,187)
05/14/2021	Goldman Sachs & Co.	NOK	447,000	USD	51,764	52,178	414
Peruvian Nouveau Sol/United States Dollar
02/09/2021	Barclays Bank plc	PEN	150,000	USD	41,532	41,239	(293)
02/09/2021	Citibank N.A.	PEN	149,000	USD	41,641	40,964	(677)
02/09/2021	JPMorgan Chase Bank N.A.	PEN	62,200	USD	17,269	17,101	(168)
03/23/2021	Goldman Sachs & Co.	PEN	97,200	USD	26,883	26,725	(158)
Romanian Leu/United States Dollar
02/09/2021	Citibank N.A.	RON	459,000	USD	111,052	114,264	3,212
02/09/2021	Goldman Sachs & Co.	RON	87,600	USD	21,617	21,807	190
03/23/2021	Citibank N.A.	RON	135,000	USD	33,771	33,561	(210)
Singapore Dollar/United States Dollar
02/10/2021	HSBC Bank plc	SGD	24,104	USD	17,901	18,145	244
South African Rand/United States Dollar
02/09/2021	Barclays Bank plc	ZAR	645,000	USD	41,757	42,603	846
02/09/2021	HSBC Bank plc	ZAR	1,640,000	USD	104,408	108,325	3,917
02/09/2021	Royal Bank of Canada	ZAR	1,660,000	USD	106,168	109,646	3,478
02/10/2021	Barclays Bank plc	ZAR	2,440,000	USD	157,945	161,144	3,199
03/23/2021	Citibank N.A.	ZAR	829,000	USD	55,896	54,437	(1,459)
South Korean Won/United States Dollar
02/10/2021	Citibank N.A.	KRW	278,080,000	USD	245,540	248,760	3,220
02/10/2021	HSBC Bank plc	KRW	145,542,063	USD	131,166	130,197	(969)
04/15/2021	HSBC Bank plc	KRW	397,280,000	USD	363,973	355,613	(8,360)
04/22/2021	HSBC Bank plc	KRW	798,360,000	USD	726,402	714,545	(11,857)
05/10/2021	Citibank N.A.	KRW	798,360,000	USD	723,552	714,426	(9,126)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

Swedish Krona/United States Dollar
02/10/2021	Goldman Sachs & Co.	SEK	75,589	USD	8,787	9,047	260
02/10/2021	HSBC Bank plc	SEK	133,287	USD	15,448	15,953	505
02/10/2021	JPMorgan Chase Bank N.A.	SEK	184,285	USD	21,603	22,056	453
05/14/2021	HSBC Bank plc	SEK	2,780,000	USD	332,754	333,052	298
Swiss Franc/United States Dollar
02/12/2021	Barclays Bank plc	CHF	168,000	USD	186,703	188,660	1,957
05/14/2021	JPMorgan Chase Bank N.A.	CHF	42,100	USD	47,481	47,404	(77)
Thai Baht/United States Dollar
02/09/2021	Goldman Sachs & Co.	THB	5,660,000	USD	186,376	189,108	2,732
02/09/2021	HSBC Bank plc	THB	1,210,000	USD	40,052	40,428	376
02/10/2021	Goldman Sachs & Co.	THB	7,408,000	USD	236,818	247,510	10,692
02/10/2021	JPMorgan Chase Bank N.A.	THB	1,852,000	USD	59,307	61,878	2,571
03/23/2021	HSBC Bank plc	THB	1,770,000	USD	59,019	59,133	114
						$13,210,017	$27,752

							Unrealized
Sale Contracts		Amount		Amount			Appreciation/
Settlement Date*	Counterparty	Purchased		Sold		Fair Value	(Depreciation)

United States Dollar/Australian Dollar
02/10/2021	JPMorgan Chase Bank N.A.	USD	113,573	AUD	155,196	$118,613	$(5,040)
02/10/2021	Royal Bank of Canada	USD	72,582	AUD	95,019	72,620	(38)
02/12/2021	HSBC Bank plc	USD	144,814	AUD	196,000	149,799	(4,985)
03/10/2021	JPMorgan Chase Bank N.A.	USD	16,354	AUD	22,000	16,817	(463)
04/15/2021	JPMorgan Chase Bank N.A.	USD	374,766	AUD	481,520	368,148	6,618
04/22/2021	JPMorgan Chase Bank N.A.	USD	764,977	AUD	987,240	754,823	10,154
05/10/2021	Goldman Sachs & Co.	USD	760,697	AUD	987,240	754,887	5,810
05/14/2021	JPMorgan Chase Bank N.A.	USD	144,746	AUD	189,000	144,520	226
United States Dollar/Brazilian Real
02/10/2021	Citibank N.A.	USD	108,329	BRL	619,780	113,270	(4,941)
02/10/2021	Goldman Sachs & Co.	USD	177,157	BRL	1,003,581	183,413	(6,256)
02/10/2021	HSBC Bank plc	USD	149,459	BRL	836,595	152,895	(3,436)
United States Dollar/British Pound
02/03/2021	Barclays Bank plc	USD	26,346	GBP	20,000	27,403	(1,057)
02/03/2021	HSBC Bank plc	USD	60,736	GBP	45,000	61,657	(921)
02/03/2021	JPMorgan Chase Bank N.A.	USD	60,872	GBP	46,000	63,027	(2,155)
02/10/2021	Barclays Bank plc	USD	26,664	GBP	19,689	26,977	(313)
02/10/2021	Goldman Sachs & Co.	USD	2,659	GBP	2,017	2,764	(105)
02/10/2021	HSBC Bank plc	USD	92,945	GBP	68,929	94,445	(1,500)
02/10/2021	JPMorgan Chase Bank N.A.	USD	7,923	GBP	5,795	7,940	(17)
02/10/2021	Royal Bank of Canada	USD	714,097	GBP	549,657	753,133	(39,036)
05/14/2021	Royal Bank of Canada	USD	92,118	GBP	67,000	91,847	271

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

United States Dollar/Canadian Dollar
02/10/2021	Barclays Bank plc	USD	39,519	CAD	52,571	41,113	(1,594)
02/10/2021	Goldman Sachs & Co.	USD	12,144	CAD	15,330	11,989	155
02/10/2021	ROYAL BANK OF CANADA (UK)	USD	13,414	CAD	17,024	13,313	101
United States Dollar/Chinese Renminbi
02/03/2021	HSBC Bank plc	USD	622,032	CNY	4,140,000	641,007	(18,975)
05/14/2021	HSBC Bank plc	USD	37,108	CNY	242,216	37,290	(182)
United States Dollar/Colombian Peso
02/10/2021	Citibank N.A.	USD	233,765	COP	900,600,000	252,283	(18,518)
02/10/2021	Goldman Sachs & Co.	USD	62,408	COP	239,400,000	67,063	(4,655)
United States Dollar/Danish Krone
02/10/2021	Goldman Sachs & Co.	USD	227,126	DKK	1,449,219	236,509	(9,383)
02/10/2021	JPMorgan Chase Bank N.A.	USD	5,027	DKK	31,679	5,170	(143)
United States Dollar/Euro
02/10/2021	Barclays Bank plc	USD	878,987	EUR	751,962	912,698	(33,711)
02/10/2021	JPMorgan Chase Bank N.A.	USD	325,874	EUR	267,805	325,049	825
02/10/2021	Royal Bank of Canada	USD	282,929	EUR	235,407	285,727	(2,798)
02/12/2021	JPMorgan Chase Bank N.A.	USD	183,566	EUR	157,000	190,568	(7,002)
03/10/2021	JPMorgan Chase Bank N.A.	USD	146,385	EUR	120,000	145,736	649
03/10/2021	Royal Bank of Canada	USD	51,014	EUR	42,000	51,007	7
05/14/2021	Citibank N.A.	USD	143,083	EUR	118,000	143,512	(429)
United States Dollar/Hong Kong Dollar
02/10/2021	Goldman Sachs & Co.	USD	68,147	HKD	528,398	68,152	(5)
02/10/2021	HSBC Bank plc	USD	115,450	HKD	894,951	115,430	20
02/10/2021	Royal Bank of Canada	USD	19,867	HKD	153,974	19,859	8
United States Dollar/Indian Rupee
02/10/2021	HSBC Bank plc	USD	130,936	INR	9,740,000	133,512	(2,576)
United States Dollar/Indonesian Rupiah
02/10/2021	Citibank N.A.	USD	114,108	IDR	1,704,300,000	121,508	(7,400)
02/10/2021	HSBC Bank plc	USD	180,064	IDR	2,665,700,000	190,051	(9,987)
United States Dollar/Japanese Yen
02/03/2021	Barclays Bank plc	USD	965	JPY	100,000	955	10
02/03/2021	JPMorgan Chase Bank N.A.	USD	72,864	JPY	7,600,000	72,558	306
02/10/2021	Barclays Bank plc	USD	17,833	JPY	1,852,246	17,685	148
02/10/2021	HSBC Bank plc	USD	1,606	JPY	167,590	1,600	6
02/10/2021	JPMorgan Chase Bank N.A.	USD	514,107	JPY	53,728,641	512,985	1,122
02/10/2021	Royal Bank of Canada	USD	126,425	JPY	13,145,464	125,509	916
03/02/2021	JPMorgan Chase Bank N.A.	USD	1,136,680	JPY	118,400,000	1,130,661	6,019

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

United States Dollar/Mexican Peso
03/01/2021	JPMorgan Chase Bank N.A.	USD	124,472	MXN	2,500,000	121,617	2,855
United States Dollar/New Russian Ruble
02/10/2021	Citibank N.A.	USD	285,377	RUB	21,750,000	287,232	(1,855)
03/10/2021	JPMorgan Chase Bank N.A.	USD	69,048	RUB	5,200,000	68,512	536
United States Dollar/New Taiwan Dollar
02/09/2021	Citibank N.A.	USD	20,037	TWD	559,625	19,999	38
02/19/2021	Goldman Sachs & Co.	USD	79,208	TWD	2,209,019	79,017	191
United States Dollar/New Zealand Dollar
02/12/2021	Citibank N.A.	USD	146,216	NZD	208,000	149,463	(3,247)
05/14/2021	Barclays Bank plc	USD	192,029	NZD	265,000	190,418	1,611
United States Dollar/Norwegian Krone
02/10/2021	JPMorgan Chase Bank N.A.	USD	8,417	NOK	80,357	9,382	(965)
United States Dollar/Singapore Dollar
02/10/2021	HSBC Bank plc	USD	17,640	SGD	24,104	18,145	(505)
United States Dollar/South African Rand
02/10/2021	Goldman Sachs & Co.	USD	304,817	ZAR	5,030,000	332,194	(27,377)
02/10/2021	HSBC Bank plc	USD	391,962	ZAR	5,903,354	389,872	2,090
02/10/2021	JPMorgan Chase Bank N.A.	USD	437,149	ZAR	6,664,568	440,144	(2,995)
02/10/2021	Royal Bank of Canada	USD	73,115	ZAR	1,124,356	74,255	(1,140)
04/06/2021	Goldman Sachs & Co.	USD	106,360	ZAR	1,614,600	105,819	541
04/06/2021	JPMorgan Chase Bank N.A.	USD	167,144	ZAR	2,580,000	169,091	(1,947)
United States Dollar/South Korean Won
02/10/2021	Citibank N.A.	USD	152,028	KRW	166,000,000	148,497	3,531
02/10/2021	Goldman Sachs & Co.	USD	58,284	KRW	65,299,899	58,415	(131)
02/10/2021	HSBC Bank plc	USD	133,705	KRW	151,710,978	135,715	(2,010)
United States Dollar/Swedish Krona
02/10/2021	Goldman Sachs & Co.	USD	26,941	SEK	239,561	28,672	(1,731)
02/10/2021	HSBC Bank plc	USD	13,076	SEK	112,868	13,509	(433)
02/10/2021	JPMorgan Chase Bank N.A.	USD	19,938	SEK	167,967	20,103	(165)
05/14/2021	Citibank N.A.	USD	192,460	SEK	1,580,000	189,289	3,171
United States Dollar/Swiss Franc
02/10/2021	HSBC Bank plc	USD	9,061	CHF	8,059	9,049	12
02/10/2021	Royal Bank of Canada	USD	20,146	CHF	17,906	20,107	39
02/12/2021	HSBC Bank plc	USD	183,966	CHF	168,000	188,660	(4,694)
05/14/2021	Goldman Sachs & Co.	USD	192,128	CHF	170,000	191,417	711
United States Dollar/Thai Baht
02/10/2021	Goldman Sachs & Co.	USD	55,933	THB	1,746,196	58,342	(2,409)
02/10/2021	HSBC Bank plc	USD	137,368	THB	4,150,000	138,656	(1,288)
						$13,485,088	$(191,816)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At January 31, 2021, the Fund’s open forward foreign cross currency contracts were as follows:

								Unrealized
Purchase / Sale		Amount						Appreciation/
Settlement Date	Counterparty	Purchased		Amount Sold		Contract Value	Fair Value	(Depreciation)

Euro / Japanese Yen
03/04/2021	Goldman Sachs & Co.	EUR	755,030	JPY	95,400,000	$913,775	$919,577	$5,802

Japanese Yen / Euro
03/04/2021	JPMorgan Chase Bank N.A.	JPY	28,100,000	EUR	221,668	270,054	(828)
03/04/2021	Goldman Sachs & Co.	JPY	237,300,000	EUR	1,926,182	2,213,940	(72,848)
						$3,403,571	$(67,874)

* Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2021, the Fund held the following centrally cleared credit default swaps:

				Frequency
				of	Premiums		Unrealized
Expiration	Notional			Payments	Paid		Appreciation/
Date	Amount	Credit Index	Fixed Rate	Made	(Received)	Value	(Depreciation)

Buy Protection:
12/20/2025	964,041	CDX.NA.HY	Equal to (5.00)%	Quarterly	$(84,325)	$(83,819)	$506
12/20/2025	964,041	CDX.NA.HY	Equal to (5.00)%	Quarterly	(87,787)	(83,818)	3,969
					$(172,112)	$(167,637)	$4,475
Sell Protection:
12/20/2025	3,602,292	CDX.NA.HY	Equal to 5.00%	Quarterly	$155,979	$313,201	$157,222
12/20/2025	1,170,000	CDX.NA.HY	Equal to 5.00%	Quarterly	52,357	101,726	49,369
12/20/2025	921,541	iTraxx Europe Crossover	Equal to 5.00%	Quarterly	129,662	122,502	(7,160)
12/20/2025	452,000	iTraxx Europe Sub Financials	Equal to 1.00%	Quarterly	(13,932)	(4,233)	9,699
12/20/2025	200,000	iTraxx Europe Sub Financials	Equal to 1.00%	Quarterly	(1,234)	(1,873)	(639)
					$322,832	$531,323	$208,491

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At January 31, 2021, the Fund held the following centrally cleared interest rate swaps:

				Receive		Frequency
				(Pay)		of	Premiums		Unrealized
	Notional	Expiration	Floating	Floating Rate	Fixed	Payments	Paid		Appreciation/
Currency	Amount	Date	Rate	Index	Rate	Made	(Received)	Value	(Depreciation)
GBP	355,000	11/15/2029	Receive	12-month UK RPI	3.47%	Annually	$(15,053)	$(14,922)	$131
GBP	516,000	11/15/2029	Receive	12-month UK RPI	3.47%	Annually	(16,912)	(21,689)	(4,777)
USD	35,500	09/02/2050	Receive	12-month CPI	2.06%	Annually	—	3,887	3,887
USD	35,500	09/02/2050	Receive	12-month CPI	2.06%	Annually	—	3,855	3,855
USD	285,000	12/07/2050	Receive	12-month CPI	2.20%	Annually	—	14,029	14,029
USD	288,000	01/13/2051	Receive	12-month CPI	2.28%	Annually	—	5,951	5,951
USD	288,000	01/20/2051	Receive	12-month CPI	2.31%	Annually	—	2,384	2,384
USD	947,000	01/16/2054	Receive	3-month LIBOR	1.79%	Quarterly	—	(2,754)	(2,754)
							$(31,965)	$(9,259)	$22,706
CAD	1,249,500	11/14/2024	Pay	3-month CAD LIBOR	0.93%	Quarterly	$—	$(736)	$(736)
CAD	1,249,500	11/14/2024	Pay	3-month CAD LIBOR	0.92%	Quarterly	—	(1,045)	(1,045)
CAD	1,952,160	11/14/2024	Pay	3-month CAD LIBOR	0.90%	Quarterly	—	(1,995)	(1,995)
CAD	3,074,652	11/14/2024	Pay	3-month CAD LIBOR	0.91%	Quarterly	—	(2,633)	(2,633)
CAD	2,049,768	11/14/2024	Pay	3-month CAD LIBOR	0.90%	Quarterly	—	(2,333)	(2,333)
CAD	3,074,652	11/14/2024	Pay	3-month CAD LIBOR	0.87%	Quarterly	—	(4,697)	(4,697)
CAD	2,049,768	11/14/2024	Pay	3-month CAD LIBOR	0.87%	Quarterly	—	(3,047)	(3,047)
AUD	3,325,000	01/06/2026	Pay	6-month AUD BBSW	0.37%	Semiannually	—	(9,238)	(9,238)
AUD	831,250	01/07/2026	Pay	6-month AUD BBSW	0.39%	Semiannually	—	(1,650)	(1,650)
AUD	2,493,750	01/08/2026	Pay	6-month AUD BBSW	0.40%	Semiannually	—	(3,482)	(3,482)
GBP	1,865,000	01/15/2026	Pay	12-month UK RPI	3.35%	Annually	—	(12,367)	(12,367)
GBP	1,865,000	01/15/2026	Pay	12-month UK RPI	3.35%	Annually	—	(11,096)	(11,096)
USD	4,960,000	01/25/2026	Pay	3-month LIBOR	0.53%	Quarterly	—	(221)	(221)
GBP	2,790,000	11/15/2029	Pay	12-month UK RPI	3.47%	Annually	—	117,272	117,272
USD	35,500	09/02/2050	Pay	12-month CPI	2.06%	Annually	955	(3,887)	(4,842)
USD	35,500	09/02/2050	Pay	12-month CPI	2.06%	Annually	991	(3,855)	(4,846)
							$1,946	$54,990	$53,044
							$(30,019)	$45,731	$75,750

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Global Absolute Return Strategies Fund

At January 31, 2021, the Fund held the following purchased options:

	Expiration	Exercise		Notional			Unrealized
Description	Date	Price	Contracts	Amount	Cost	Value	Value

CALL OPTIONS PURCHASED (0.1%)
Brazil Bovespa Index	02/17/2021	120,437	11	11	7,437	12,296	4,859
Brazil Bovespa Index	02/17/2021	115,477	11	11	10,103	5,532	(4,571)
							$288

	Notional
	Amount	Value
PUT OPTIONS PURCHASED (2.5%)
30-year Interest Rate Swap Put, expiring 10/13/2023, Pay 1.305%, Receive 3-month LIBOR	305,000	50,956
30-year Interest Rate Swap Put, expiring 10/16/2023, Pay 1.27%, Receive 3-month LIBOR	305,000	52,781
30-year Interest Rate Swap Put, expiring 8/25/2023, Pay 1.12%, Receive 3-month LIBOR	676,000	132,859
30-year Interest Rate Swap Put, expiring 8/29/2023, Pay 1.12%, Receive 3-month LIBOR	676,000	132,952
30-year Interest Rate Swap Put, expiring 9/5/2023, Pay 1.114%, Receive 3-month LIBOR	268,000	53,121
30-year Interest Rate Swap Put, expiring 9/5/2023, Pay 1.115%, Receive 3-month LIBOR	268,000	51,286
30-year Interest Rate Swap Put, expiring 9/5/2023, Pay 1.126%, Receive 3-month LIBOR	536,000	105,077
Total Put Options Purchased		579,032

At January 31, 2021, the Fund held the following written options:

	Expiration	Exercise		Notional			Unrealized
Description	Date	Price	Contracts	Amount	Cost	Value	Value

CALL OPTIONS WRITTEN (0.0%)
Brazil Bovespa Index	02/17/2021	115,477	(11)	(11)	(10,103)	(6,193)	3,910
Brazil Bovespa Index	02/17/2021	120,437	(11)	(11)	(7,436)	(1,674)	5,762
							$9,672

	Notional
	Amount	Value
PUT OPTIONS WRITTEN (2.0%)
5-year Interest Rate Swap Put, expiring 10/13/2023, Receive 0.845%, Pay 3-month LIBOR	(1,345,000)	(41,572)
5-year Interest Rate Swap Put, expiring 10/16/2023, Receive 0.828%, Pay 3-month LIBOR	(1,345,000)	(42,415)
5-year Interest Rate Swap Put, expiring 8/25/2023, Receive 0.755%, Pay 3-month LIBOR	(3,188,000)	(102,750)
5-year Interest Rate Swap Put, expiring 8/29/2023, Receive 0.755%, Pay 3-month LIBOR	(3,188,000)	(102,964)
5-year Interest Rate Swap Put, expiring 9/5/2023, Receive 0.721%, Pay 3-month LIBOR	(1,230,000)	(41,515)
5-year Interest Rate Swap Put, expiring 9/5/2023, Receive 0.731%, Pay 3-month LIBOR	(2,460,000)	(82,160)
5-year Interest Rate Swap Put, expiring 9/5/2023, Receive 0.748%, Pay 3-month LIBOR	(1,230,000)	(40,348)
Total Put Options Written		453,724

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

	Shares or
	Principal	Value
	Amount	(US$)
MUNICIPAL BONDS (99.2%)
Alabama (1.6%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047(a)	$1,000,000	$1,049,580

Arizona (2.3%)
Arizona Industrial Development Authority Revenue Bonds, Series B, 5.00%, 01/01/2032	1,580,000	1,465,482

California (3.6%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047(a)	350,000	388,895
Los Angeles Community College District General Obligation Unlimited Bonds, Series I, 4.00%, 08/01/2029	400,000	474,624
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	490,000	626,323
Series A, 6.50%, 11/01/2039	500,000	836,160
		2,326,002
Connecticut (2.0%)
State Health & Educational Facilities Authority Revenue Bonds, Series F, 5.00%, 07/01/2027	1,135,000	1,308,871

District of Columbia (0.9%)
Washington Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	591,550

Florida (3.2%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,032,400
Florida Development Finance Corp. Revenue Bonds (Imagine School At Broward) , 5.00%, 12/15/2039(b)	500,000	595,625
Polk County Industrial Development Authority Revenue Bonds (Carpenter’s Home Estates, Inc. Project), 5.00%, 01/01/2039	160,000	176,821
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	278,842
		2,083,688
Georgia (1.2%)
Floyd County Development Authority Revenue Bonds (Georgia Power Co.), 0.05%, 09/01/2026(a)	400,000	400,000
Main Street Natural Gas, Inc. Revenue Bonds, Series A, 5.00%, 05/15/2035	250,000	350,730
		750,730
Hawaii (1.1%)
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	560,000	694,232

Illinois (2.1%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	513,060
State of Illinois General Obligation Unlimited Bonds, Series D, 5.00%, 11/01/2021	815,000	837,641
		1,350,701
Indiana (1.2%)
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	750,000	774,015

Kansas (1.5%)
Kansas Hospital Loan City Of Holton Revenue Bonds (Rural Health Resources Of Jackson Co., Inc. Project), 2.50%, 07/01/2021	1,000,000	1,001,090

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

Kentucky (1.8%)
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	$500,000	$553,325
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service, Inc.)
Series B, 0.01%, 01/01/2029(a)	200,000	200,000
0.02%, 01/01/2029(a)	400,000	400,000
		1,153,325
Louisiana (2.0%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Glen Retirement System), Series A
5.00%, 01/01/2022	160,000	161,560
5.00%, 01/01/2023	170,000	173,222
Louisiana Public Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 05/15/2026), 3.00%, 05/15/2031	10,000	11,275
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), 5.00%, 01/01/2028	500,000	647,040
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), 5.00%, 10/01/2027	250,000	312,727
		1,305,824
Maryland (3.1%)
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 2.45%, 03/01/2030(a)	2,000,000	2,000,000

Massachusetts (0.9%)
Massachusetts Development Finance Agency Revenue Bonds, Series A, 5.00%, 07/01/2036	500,000	609,605

Michigan (3.6%)
Flint Hospital Building Authority Revenue Bonds
4.00%, 07/01/2035	1,000,000	1,121,860
4.00%, 07/01/2038	750,000	833,182
Michigan Finance Authority Revenue Bonds (Cesar Chavez Academy), 3.25%, 02/01/2024	400,000	408,496
		2,363,538
Mississippi (3.9%)
Meridian MS Revenue Bonds, 4.20%, 03/01/2033(b)	1,500,000	1,557,510
Mississippi Business Finance Corp. Revenue Bonds (Gulf Power Company Project), AMT, VRDN, 0.06%, 12/01/2049(a)	1,000,000	1,000,000
		2,557,510
Nebraska (1.2%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	770,475

New Hampshire (0.9%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
5.00%, 08/01/2035	250,000	306,795
5.00%, 08/01/2036	245,000	299,829
		606,624
New Jersey (4.9%)
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey)
Series F, 4.00%, 07/01/2033	30,000	33,312
Series F (Pre-refunded @ $100.000000, 07/01/2026), 4.00%, 07/01/2033	70,000	83,566
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,483,020
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	556,240
		3,156,138

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

New York (17.6%)
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	$105,000	$116,057
5.00%, 07/01/2033(b)	625,000	697,519
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	145,000	158,076
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,197,230
Metropolitan Transportation Authority Revenue Bonds
5.00%, 11/15/2027	695,000	823,568
5.00%, 11/15/2027	1,150,000	1,347,386
Series A-2, VRN, 5.00%, 11/15/2045(a)	400,000	502,384
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,125,970
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	370,485
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,293,238
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,003,580
Port Authority of New York & New Jersey Revenue Bonds, AMT, 5.00%, 07/15/2033	400,000	528,340
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	682,388
Village of Johnson City General Obligation Limited Bonds, Series A, 2.00%, 02/19/2021	750,000	750,517
Village of Valley Stream General Obligation Limited Notes, Series A, 6.50%, 05/20/2021	800,000	801,872
		11,398,610
Ohio (2.1%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds
3.00%, 06/01/2048	500,000	525,365
4.00%, 06/01/2048	500,000	580,565
5.00%, 06/01/2055	110,000	128,174
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	135,000	148,026
		1,382,130
Pennsylvania (3.9%)
Montgomery County Industrial Development Authority Revenue Bonds (Imagine School At Broward) , 4.00%, 12/01/2037	300,000	327,042
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	850,000	1,174,003
School Dist. of the City of Erie, General Obligation Limited Bonds, Series A, (AGM ST AID WITHHLDG), 5.00%, 04/01/2034	825,000	1,048,789
		2,549,834
Puerto Rico (2.1%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A, (AGM), 5.25%, 07/01/2024	615,000	633,917
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds, (AGC-ICC), 5.50%, 07/01/2022	250,000	264,008
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	100,000	106,988
Highway & Transportation Authority Revenue Bonds, (AGC), 5.50%, 07/01/2031	300,000	365,220
		1,370,133
Rhode Island (1.2%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	805,433

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

South Carolina (1.9%)
City of Rock Hill SC Combined Utility System Revenue Bonds
5.00%, 01/01/2025	$500,000	$588,770
5.00%, 01/01/2026	500,000	610,390
		1,199,160
Tennessee (2.4%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	578,550
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project), 5.00%, 10/01/2034	360,000	425,401
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	560,660
		1,564,611
Texas (17.7%)
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	4,850,000	5,890,422
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%,06/01/2030	1,000,000	1,060,820
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Railport Terminal II LLC), 4.00%, 01/01/2050(b)	1,000,000	1,039,330
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), 5.00%, 11/15/2029	800,000	980,872
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,137,190
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	1,140,000	1,363,793
		11,472,427
Utah (1.1%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	122,646
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	570,000	585,441
		708,087
Washington (0.3%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A, 5.00%, 01/01/2024(b)	180,000	193,302

West Virginia (0.8%)
Monongalia County Building Commission Revenue Bonds, 6.50%, 07/01/2041	500,000	509,520

Wisconsin (5.1%)
Public Finance Authority Revenue Bonds
5.00%, 06/15/2029	530,000	660,931
5.00%, 06/15/2034	425,000	516,630
Public Finance Authority Revenue Bonds, 5.00%, 07/01/2038	1,000,000	1,174,100
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 07/15/2021), Series A, 5.00%, 07/15/2028	500,000	511,155
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	309,038
Wisconsin Health & Educational Facilities Authority Revenue Bonds (St. Camillus Health System), 5.00%, 11/01/2021	120,000	122,041
		3,293,895
Total Municipal Bonds		64,366,122

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Intermediate Municipal Income Fund

SHORT-TERM INVESTMENT—0.1%
UNITED STATES (0.1%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	$41,736	$41,744
Total Short-Term Investment		41,744
Total Investments
(Cost $59,805,304) —99.3%		64,407,866

Other Assets in Excess of Liabilities—0.7%		472,138
Net Assets—100.0%		$64,880,004

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

	Shares or
	Principal	Value
	Amount	(US$)
MUNICIPAL BONDS (99.5%)
Alabama (2.4%)
Alabama Industrial Development Solid Waste Disposal Revenue Bonds (OfficeMax, Inc.), 6.45%, 12/01/2023	$750,000	$751,020
Health Care Authority for Baptist Health Revenue Bonds, Series D, 5.00%, 11/15/2021	850,000	852,907
Industrial Development Board Of The Town Of West Jefferson Solid Waste Disposal Revenue Bonds (Alabama Power Company Miller Plant Project), 0.05%, 12/01/2038(a)	3,600,000	3,600,000
Jemison Public Building Authority Revenue Bonds, Series B, 3.00%, 03/01/2021	70,000	70,130
Jemison Water & Sewer Revenue Bonds, Series A
3.00%, 03/01/2021	50,000	50,051
3.50%, 03/01/2026	290,000	307,530
Walker County Economic & Industrial Development Authority Revenue Bonds (Alabama Power Co.), 0.05%, 12/01/2036(a)	1,300,000	1,300,000
Wilsonville Industrial Development Board Revenue Bonds (Alabama Power Co.), 0.05%, 12/01/2030(a)	900,000	900,000
		7,831,638
Arizona (4.1%)
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project Third Tier), Series C
5.13%, 01/01/2034(b)	775,000	679,698
5.13%, 01/01/2035(b)	815,000	707,273
5.13%, 01/01/2036(b)	860,000	738,534
5.13%, 01/01/2037(b)	905,000	769,893
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation)
5.00%, 07/01/2022(b)	385,000	401,786
5.00%, 07/01/2023(b)	405,000	434,180
Arizona Industrial Development Authority Revenue Bonds (Legacy Cares, Inc.), Series A, 6.75%, 07/01/2030(b)	6,000,000	6,381,780
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A
5.00%, 02/15/2021(b)	240,000	240,336
5.00%, 02/15/2026(b)	500,000	556,450
Maricopa County Industrial Development Authority Revenue Bonds (Ottawa University),
5.00%, 10/01/2026(b)	300,000	316,146
5.13%, 10/01/2030(b)	425,000	462,022
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.)
2.88%, 07/01/2021(b)	135,000	135,576
4.00%, 07/01/2026(b)	1,250,000	1,339,563
Phoenix Industrial Development Authority Education Facility Revenue Bonds (Freedom Academy, Inc.), 3.88%, 07/01/2021(b)	55,000	55,499
		13,218,736
Arkansas (1.2%)
Arkansas Public Housing Authority Municipal Series 1 LLC Revenue Bonds, 3.75%, 09/01/2026(a)(b)(c)	1,070,000	1,064,864
County of Baxter Hospital Revenue Bonds (Baxter Regional Medical Center), Series A
5.00%, 09/01/2025	1,000,000	1,131,060
5.00%, 09/01/2026	1,490,000	1,715,258
		3,911,182

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

California (2.5%)
California Municipal Finance Authority Revenue Bonds (Highlands Community Charter and Technical Schools), 4.00%, 11/15/2021(b)	$1,650,000	$1,657,359
California Municipal Finance Authority Revenue Bonds (Simpson University), Series A
5.00%, 10/01/2026	40,000	40,888
5.13%, 10/01/2030	1,020,000	1,052,018
California Municipal Finance Authority Revenue Bonds (United Airlines, Inc.), 4.00%, 07/15/2029	3,000,000	3,382,350
California Municipal Finance Authority Revenue Notes (Empire Springs Charter School, Inc.), 4.00%, 09/15/2021(b)	1,050,000	1,055,229
Tobacco Securitization Authority of Northern California Revenue Bonds, Series A-2, 5.40%, 06/01/2027	985,000	989,166
		8,177,010
Colorado (0.5%)
Colorado Health Facilities Authority Revenue Bonds, Series B
5.00%, 05/15/2028	400,000	441,924
5.00%, 05/15/2028	100,000	105,495
Colorado Health Facilities Authority Revenue Bonds (Frasier Meadows Manor, Inc.) 5.00%, 05/15/2025	320,000	353,539
Series B, 5.00%, 05/15/2029	585,000	646,314
		1,547,272
Connecticut (2.0%)
City of West Haven General Obligation Unlimited Bonds
Series A, 5.00%, 11/01/2025	325,000	379,415
Series B, 5.00%, 11/01/2025	240,000	280,183
Series A, 5.00%, 11/01/2026	325,000	387,540
Series B, 5.00%, 11/01/2026	200,000	238,486
Series A, 5.00%, 11/01/2027	635,000	770,033
Series B, 5.00%, 11/01/2027	200,000	242,530
State Health & Educational Facilities Authority Revenue Bond (McLean Affiliates Obligated Group)
Series B-2, 2.75%, 01/01/2026(b)	650,000	657,573
Series B-1, 3.25%, 01/01/2027(b)	750,000	762,772
Series A, 5.00%, 01/01/2030(b)	500,000	561,040
State Health & Educational Facilities Authority Revenue Bond (University of Hartford)
5.00%, 07/01/2025	400,000	457,788
5.00%, 07/01/2026	575,000	673,589
5.00%, 07/01/2027	430,000	513,317
5.00%, 07/01/2029	300,000	368,832
		6,293,098
Delaware (0.3%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 0.10%, 10/01/2029(a)	900,000	900,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Florida (7.4%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.), 0.06%, 06/01/2045(a)	$2,180,000	$2,180,000
Capital Trust Agency, Inc., 6.50%, 01/01/2024	248,055	4,961
Capital Trust Agency, Inc. Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), 4.50%, 01/01/2035(b)	300,000	310,947
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	50,000	53,474
City of Atlantic Beach Health Care Facilities Revenue Bonds (Naval Continuing Care Retirement Foundation, Inc.), Series A, 5.00%, 11/15/2021	200,000	205,510
County of Jackson Revenue Bonds (Gulf Power Co.), 0.05%, 07/01/2022(a)	900,000	900,000
County Of Lake Florida Retirement Facility Revenue Bonds (Waterman Communities, Inc.)
Series B-3, 3.38%, 08/15/2026	1,000,000	1,007,660
Series B-2, 3.75%, 08/15/2027	1,500,000	1,511,385
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Imagine School At Broward Project)
Series A, 4.00%, 12/15/2029(b)	530,000	599,801
Series A, 5.00%, 12/15/2034(b)	530,000	638,364
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024(b)	100,000	98,234
Florida Development Finance Corp. Solid Waste Revenue Bonds (Waste Pro USA, Inc.)
5.00%, 05/01/2029(b)	2,000,000	2,172,080
5.00%, 08/01/2029(a)(b)	2,000,000	2,089,280
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series A, 0.06%, 12/01/2046(a)	400,000	400,000
Palm Beach County Revenue Bonds (Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project), Series A, 5.00%, 04/01/2029(b)	1,440,000	1,585,987
Polk County Industrial Development Authority Revenue Bonds (Carpenter’s Home Estates, Inc. Project) Series A, 5.00%, 01/01/2029	400,000	450,520
5.00%, 01/01/2039	240,000	265,231
St. Lucie County Pollution Control Revenue Bonds (Florida Power & Light Co.), 0.02%, 09/01/2028(a)	9,200,000	9,200,000
Village Community Development District #12, Special Assessment Revenue Bonds, 2.88%, 05/01/2021	170,000	170,651
		23,844,085
Georgia (4.6%)
Appling County Georgia Development Authority Pollution Control Revenue Bonds, VRDN, 0.05%, 09/01/2029(a)	1,200,000	1,200,000
Appling County Georgia Development Authority Pollution Control Revenue Bonds (Georgia Power Company Plant Hatch Project), VRDN, 0.05%, 09/01/2041(a)	4,600,000	4,600,000
Dekalb Country Housing Authority Revenue Bonds (Highlands At East Atlanta Apartments Project), 1.80%, 09/01/2036(a)(b)	5,000,000	4,983,650
Development Authority of Monroe County Revenue Bonds (Gulf Power Co. Project), AMT, VRDN, 0.06%, 10/01/2049(a)	300,000	300,000
Floyd County Development Authority Revenue Bonds (Georgia Power Co.), 0.05%, 09/01/2026(a)	600,000	600,000
Main Street Natural Gas, Inc. Revenue Bonds, Series A
5.00%, 05/15/2030	200,000	257,160
5.00%, 05/15/2036	1,970,000	2,790,938
		14,731,748
Guam (0.0%)
Guam International Airport Authority Revenue Bonds (Antonio B. Won Pat International Airport Authority), Series C, 5.00%, 10/01/2021	80,000	82,382

Idaho (0.3%)
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026	800,000	854,288
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026	130,000	139,458
		993,746

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Illinois (6.3%)
Chicago Board of Education General Obligation Unlimited Bonds
Series C, 5.00%, 12/01/2022	$600,000	$646,476
Series A, 5.00%, 12/01/2028	200,000	259,808
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	686,856
Governors State University Certificates of Participation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	479,816
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	205,000	211,593
Illinois Finance Authority Revenue Bonds (Benedictine University)
5.00%, 10/01/2025	1,035,000	1,165,493
5.00%, 10/01/2028	120,000	139,829
5.00%, 10/01/2029	200,000	234,912
5.00%, 10/01/2030	100,000	118,411
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC), Series A
5.00%, 02/15/2027	420,000	466,057
5.00%, 02/15/2028	400,000	445,900
5.00%, 02/15/2029	520,000	578,042
5.00%, 02/15/2030	335,000	371,348
5.00%, 02/15/2031	370,000	408,994
5.00%, 02/15/2032	225,000	248,015
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation)
5.00%, 12/01/2028	250,000	298,058
5.00%, 12/01/2029	315,000	373,555
Metropolitan Pier & Exposition Authority Revenue Bonds
5.00%, 12/15/2025	295,000	347,433
5.00%, 12/15/2027	100,000	122,471
State of Illinois General Obligation Unlimited Bonds
5.00%, 08/01/2021	50,000	51,091
5.00%, 08/01/2024	2,000,000	2,119,280
Series D, 5.00%, 11/01/2026	6,280,000	7,406,192
4.00%, 02/01/2030	745,000	837,246
Village of Matteson Revenue Bonds
5.00%, 12/01/2026	150,000	181,224
5.00%, 12/01/2027	150,000	185,112
5.00%, 12/01/2028	350,000	434,808
Village of Matteson Tax Allocation Bonds, 6.50%, 12/01/2035	1,220,000	1,334,863
Village of Willow Springs General Obligation Unlimited Bonds, Series C, 4.45%, 12/15/2021	285,000	285,921
		20,438,804
Indiana (1.1%)
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	105,000	113,321
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023(b)	1,080,000	1,137,737
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	2,250,000	2,322,045
		3,573,103
Kansas (0.6%)
Kansas Hospital Loan City Of Holton Revenue Bonds (Rural Health Resources Of Jackson Co., Inc. Project), 2.50%, 07/01/2021	2,000,000	2,002,180

Kentucky (1.8%)
Kentucky Economic Development Finance Authority Revenue Bonds (Masonic Homes of Kentucky, Inc.), Series C, 0.10%, 05/01/2034(a)	1,000,000	1,000,000
Louisville Regional Airport Authority Revenue Bonds (BT-OH LLC), Series A, AMT, VRDN, 0.06%, 11/01/2036(a)	2,500,000	2,500,000
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service, Inc.)
0.02%, 01/01/2029(a)	1,900,000	1,900,000
Series C, 0.02%, 01/01/2029(a)	300,000	300,000
		5,700,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Louisiana (1.7%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2029(b)	$1,000,000	$1,066,990
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	250,000	270,832
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (The Glen System Retirement Project), Series A
5.00%, 01/01/2024	180,000	184,700
5.00%, 01/01/2025	370,000	381,781
5.00%, 01/01/2026	390,000	403,010
5.00%, 01/01/2027	410,000	423,534
5.00%, 01/01/2028	430,000	444,444
5.00%, 01/01/2029	450,000	464,220
Louisiana Local Government Environmental Facilities & Community Development Authority Student Housing Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2039(b)	1,000,000	1,022,700
Louisiana Public Facilities Authority Revenue Bonds (Young Audiences Charter School Project), Series A, 5.00%, 04/01/2030(b)	400,000	430,232
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040(a)	315,000	329,490
		5,421,933
Maryland (5.6%)
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	85,000	88,061
Frederick County Educational Facilities Revenue Bonds (Mount St. Marys University), Series A
5.00%, 09/01/2027(b)	1,495,000	1,661,872
5.00%, 09/01/2032(b)	740,000	833,418
Maryland Economic Development Corp. Revenue Bonds (CONSOL Marine Terminal, Inc.), 5.75%, 09/01/2025	1,445,000	1,461,155
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 2.45%, 03/01/2030(a)	12,510,000	12,510,000
The Mayor and Council of Rockville Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.)
Series A-2, 5.00%, 11/01/2025	705,000	763,677
5.00%, 11/01/2027	600,000	651,570
		17,969,753
Massachusetts (1.6%)
Lynn Housing Authority & Neighborhood Development Revenue Bonds, 4.00%, 10/01/2022	430,000	439,387
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023(b)	635,000	654,253
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.)
4.00%, 10/01/2025(b)	500,000	548,475
4.00%, 10/01/2026(b)	500,000	548,115
4.00%, 10/01/2027(b)	450,000	492,827
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,570,365
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Issue), Series A
5.00%, 07/01/2033	500,000	614,720
5.00%, 07/01/2034	300,000	367,779
		5,235,921

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Michigan (1.4%)
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	$500,000	$554,070
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	55,000	56,552
Kalamazoo Economic Development Corp. Revenue Bonds (Heritage Community of Kalamazoo Obligated Group)
2.63%, 05/15/2025	1,130,000	1,134,497
5.00%, 05/15/2032	1,915,000	2,128,906
Michigan Finance Authority Public School Academy Limited Revenue Bond (Cesar Chavez Academy Project), 4.00%, 02/01/2029	700,000	753,487
		4,627,512
Minnesota (1.8%)
Rice County Educational Facility Revenue Bonds (Shattuck-St Mary’s School), Series A, 5.00%, 08/01/2022(b)	960,000	985,728
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project), 5.85%, 11/01/2058(a)(b)	4,500,000	4,891,500
		5,877,228
Mississippi (5.9%)
Meridian MS Revenue Bonds, 4.20%, 03/01/2033(b)	8,509,557	8,835,814
Mississippi Business Finance Corp. Revenue Bonds (Huntington Ingalls Industries, Inc.), 4.55%, 12/01/2028	980,000	980,088
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), AMT, 0.06%, 07/01/2025(a)	1,300,000	1,300,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 3.18%, 11/01/2032(a)	5,000,000	5,000,000
Mississippi Development Bank Revenue Bonds (Hancock County Gomesa Project), 4.55%, 11/01/2039(b)	2,000,000	2,144,140
Mississippi Pearl General Obligation Unlimited Bonds, 3.00%, 07/15/2022	630,000	629,017
		18,889,059
Missouri (0.5%)
Platte County Industrial Development Authority Transportation Revenue Bonds, 5.00%, 12/01/2025	675,000	324,000
Saint Louis County Missouri Industrial Development Authority Revenue Bonds (Ranken-Jordan Pediatric Specialty Hospital)
4.00%, 11/15/2021	555,000	560,988
5.00%, 11/15/2022	625,000	650,100
		1,535,088
Nebraska (0.2%)
Scotts Bluff County Hospital Authority Revenue Bonds (Regional West Medical Center), Series A, 5.00%, 02/01/2022	615,000	635,295

Nevada (0.6%)
City of Carson Hospital Revenue Bonds (Carson Tahoe Regional Healthcare)
5.00%, 09/01/2027	605,000	760,183
5.00%, 09/01/2029	620,000	761,180
Nevada Department of Business & Industry Revenue Bonds (Doral Academy of Nevada), Series A, 3.13%, 07/15/2022(b)(d)	320,000	323,622
		1,844,985
New Jersey (2.6%)
New Jersey Economic Development Authority Revenue Bonds
5.00%, 06/15/2021	2,000,000	2,034,760
Series EE, 5.00%, 09/01/2023	700,000	702,569
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024(b)	90,000	95,377
New Jersey Economic Development Authority Revenue Bonds (United Airlines, Inc.)
5.50%, 04/01/2028	55,000	55,067
Series B, AMT, 5.63%, 11/15/2030	455,000	510,050
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2032	2,175,000	2,714,944
South Jersey Port Corp. Revenue Bonds, Series B
5.00%, 01/01/2026	300,000	355,209
5.00%, 01/01/2027	250,000	303,152
5.00%, 01/01/2028	255,000	314,892
State of New Jersey General Obligation Unlimited Bonds, Series A, 5.00%, 06/01/2029	1,000,000	1,311,350
		8,397,370

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

New York (12.6%)
Amherst Development Corp. Revenue Bonds (Daemen College)
5.00%, 10/01/2025	$600,000	$660,348
5.00%, 10/01/2026	630,000	703,156
Brookhaven Local Development Corp. Revenue Bonds (Active Retirement Community, Inc.)
5.00%, 11/01/2021	300,000	309,318
5.00%, 11/01/2022	250,000	267,770
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds (Charter School for Applied Technologies Project), 4.00%, 06/01/2022	895,000	907,136
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project), Series A
4.00%, 06/01/2022(b)	190,000	196,027
5.00%, 06/01/2023(b)	370,000	398,127
5.00%, 06/01/2024(b)	390,000	430,958
5.00%, 06/01/2025(b)	410,000	464,046
5.00%, 06/01/2026(b)	430,000	492,492
5.00%, 06/01/2027(b)	450,000	512,163
5.00%, 06/01/2032(b)	500,000	559,305
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	1,375,000	1,519,801
5.00%, 07/01/2033(b)	2,635,000	2,940,739
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	455,000	496,032
Madison Country Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A, 5.50%, 09/01/2022	6,500,000	6,513,520
Metropolitan Transportation Authority Revenue Bonds
Series B-2, 5.00%, 05/15/2021	500,000	505,750
Series D, 5.00%, 11/15/2021	1,000,000	1,029,300
5.00%, 09/01/2022	2,000,000	2,125,560
5.00%, 11/15/2022	1,050,000	1,124,298
5.00%, 11/15/2035	4,000,000	4,716,680
Series A-2, VRN, 5.00%, 11/15/2045(a)	1,600,000	2,009,536
Nassau County Tobacco Settlement Corp. Revenue Bonds, Series A-2, 5.25%, 06/01/2026(d)	1,150,000	1,163,524
New York City Industrial Development Agency Revenue Bonds (Yankee Stadium LLC), (AGM), 2.50%, 03/01/2037	3,000,000	3,087,300
New York State Dormitory Authority Revenue Bonds (Touro College And University System Obligated Group), Series A, 4.00%, 01/01/2023	445,000	460,602
New York State Dormitory Authority Revenue Bonds (Yeshiva University)
5.00%, 09/01/2021	1,025,000	1,027,316
5.00%, 09/01/2022	1,640,000	1,643,608
5.00%, 09/01/2038	730,000	730,752
New York State Environmental Facilities Corp. Revenue Bonds (Casella Waste Systems, Inc.), 2.75%, 09/01/2050(a)	1,000,000	1,039,890
Village of Johnson City General Obligation Limited Bonds
5.00%, 10/01/2021	115,000	117,123
5.00%, 10/01/2022	115,000	119,976
Village of Valley Stream General Obligation Limited Notes, Series A, 6.50%, 05/20/2021	2,250,000	2,255,265
		40,527,418

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

North Carolina (0.3%)
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	$795,000	$846,985

Ohio (3.9%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds
3.00%, 06/01/2048	3,000,000	3,152,190
4.00%, 06/01/2048	1,000,000	1,161,130
5.00%, 06/01/2055	5,640,000	6,571,841
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	225,000	243,470
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 2.88%, 02/01/2026	1,000,000	1,052,880
Ohio Air Quality Development Authority Revenue Bonds (AK Steel Corp.), 6.75%, 06/01/2024	200,000	205,898
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	140,000	153,509
		12,540,918
Oregon (0.5%)
Port of Portland Revenue Bonds (Horizon Air Industries, Inc.), 0.06%, 06/15/2027(a)	1,700,000	1,700,000

Pennsylvania (4.5%)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds, 5.00%, 05/01/2022(b)	660,000	687,707
Dauphin County General Authority Revenue Bonds (Harrisburg University of Science and Technology Project)
4.00%, 10/15/2022(b)	475,000	481,626
4.25%, 10/15/2026(b)	1,250,000	1,307,913
5.00%, 10/15/2027(b)	1,650,000	1,791,521
5.00%, 10/15/2030(b)	3,000,000	3,152,340
Delaware County Industrial Development Authority Revenue Bonds (CCSA Foundation), Series A, 4.38%, 06/01/2026(b)	2,185,000	2,345,903
Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	100,000	105,656
Montgomery County Industrial Development Authority Revenue Bonds (Waverly Heights, Ltd. Project)
4.00%, 12/01/2027	180,000	203,868
4.00%, 12/01/2028	200,000	225,496
4.00%, 12/01/2029	100,000	112,199
4.00%, 12/01/2035	300,000	328,110
4.00%, 12/01/2036	100,000	109,196
4.00%, 12/01/2038	300,000	326,523
Philadelphia Authority for Industrial Development Revenue Bonds (Discovery Charter School Project), 5.00%, 04/01/2022	295,000	300,136
Philadelphia School District General Obligation Limited Bonds, Series F, 5.00%, 09/01/2024	2,000,000	2,304,300
Pottsville Hospital Facilities Authority Health Center Revenue Bonds (Lehigh Valley Health Network Obligated Group), 5.75%, 07/01/2022(b)	100,000	104,858
Scranton School District General Obligation Limited Bonds
Series B, 5.00%, 06/01/2023	100,000	110,473
Series B, 5.00%, 06/01/2024	100,000	114,837
Series B, 5.00%, 06/01/2025	100,000	119,091
Series D, 5.00%, 06/01/2027	345,000	408,097
		14,639,850

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Puerto Rico (4.2%)
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds
Series A, 5.50%, 07/01/2021	$615,000	$620,080
(AGC-ICC), 5.50%, 07/01/2022	1,580,000	1,668,527
Series A, 5.00%, 07/01/2027	110,000	114,000
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	1,290,000	1,380,145
Puerto Rico Electric Power Authority Revenue Bonds
Series SS, 5.00%, 07/01/2022	260,000	262,059
Series PP, 5.00%, 07/01/2023	205,000	207,687
Series SS, 5.25%, 07/01/2023(d)	2,340,000	2,439,778
Series PP, 5.00%, 07/01/2024	835,000	845,947
Series UU, 5.00%, 07/01/2024	300,000	310,899
Puerto Rico Highway & Transportation Authority Revenue Bonds
Series BB, 5.25%, 07/01/2022	100,000	105,254
Series L, 5.25%, 07/01/2023	520,000	542,173
Series E, 5.50%, 07/01/2023	200,000	218,244
Series D, 5.00%, 07/01/2027	145,000	150,272
(AGM-CR), 5.50%, 07/01/2030	1,000,000	1,208,770
Puerto Rico Public Buildings Authority Revenue Bonds, (NATL COMWLTH GTD), 6.00%, 07/01/2025	1,095,000	1,198,434
Puerto Rico Public Buildings Authority Revenue Bonds
Series F, 5.25%, 07/01/2021	1,200,000	1,219,332
6.00%, 07/01/2023(d)	1,000,000	1,059,880
		13,551,481
Rhode Island (0.4%)
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B
5.00%, 09/01/2022	680,000	709,294
5.00%, 09/01/2023	500,000	534,130
		1,243,424
South Carolina (0.3%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC), 5.25%, 02/01/2027(b)	1,060,000	910,254

Tennessee (0.1%)
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project)
5.00%, 10/01/2029	300,000	353,319
5.00%, 10/01/2034	90,000	106,350
		459,669
Texas (5.0%)
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group)
5.00%, 07/15/2023	300,000	319,947
5.00%, 07/15/2024	150,000	163,472
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds, 5.00%, 12/01/2021	500,000	514,800
Calhoun County Navigation Industrial Development Authority Revenue Notes (Max Midstream Texas LLC), Series A, 7.00%, 07/27/2021(a)(b)	3,000,000	2,999,700
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	75,000	81,937
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 01/01/2027	895,000	990,640
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.)
Series C, 4.00%, 07/01/2021	275,000	272,525
Series C, 5.00%, 07/01/2023	300,000	291,051
Series D, 6.00%, 07/01/2026	110,000	105,725
Port Beaumont Navigation District Revenue Bonds (Jefferson Railport Terminal II LLC), Series A, 3.63%, 01/01/2035(b)	1,500,000	1,556,835
SA Energy Acquisition Public Facility Corp. Revenue Bonds
5.50%, 08/01/2022	80,000	86,098
5.50%, 08/01/2023	50,000	56,184
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Buckingham Senior Living Community, Inc.)
Series A, 4.50%, 11/15/2021(c)(e)	695,000	417,000
Series B-1, 5.63%, 11/15/2024	2,295,000	2,299,567
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
Series C, 1.60%, 12/15/2026(a)(d)	1,500,000	1,478,175
Series D, 6.25%, 12/15/2026	2,050,000	2,452,435
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
5.00%, 12/15/2025	1,000,000	1,103,880
5.00%, 12/15/2029	250,000	328,375
5.00%, 12/15/2030	375,000	500,760
Texas Public Finance Authority Revenue Bonds (Texas Southern University), 5.00%, 11/01/2021	100,000	102,900
		16,122,006

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

U. S. Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue Bonds, Series A, 5.00%, 10/01/2032	$1,210,000	$1,287,960

Utah (3.1%)
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School), Series A
4.50%, 10/15/2028(b)	500,000	510,175
4.63%, 10/15/2048(a)(b)	1,000,000	1,043,940
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), 3.63%, 06/15/2021(b)(d)	195,000	196,154
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	3,000,000	3,081,270
Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048(a)(b)	3,000,000	3,042,630
Utah Water Finance Agency Revenue Bonds, Series B, 0.08%, 10/01/2037(a)	2,145,000	2,145,000
		10,019,169
Washington (0.9%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A
5.00%, 01/01/2024(b)	180,000	193,302
5.00%, 01/01/2028(b)	440,000	501,099
5.00%, 01/01/2029(b)	465,000	527,798
5.00%, 01/01/2034(b)	745,000	829,185
Washington State Housing Finance Commission Revenue Bonds (Mirabella), 6.00%, 10/01/2022(b)	535,000	549,991
Washington State Housing Finance Commission Revenue Bonds (Presbyterian Retirement Communities Northwest Obligated Group), 5.00%, 01/01/2023(b)	35,000	35,888
Washington State Housing Finance Commission Revenue Bonds (Wesley Homes Lea Hill LLC), 3.20%, 07/01/2021(b)	120,000	120,133
		2,757,396
West Virginia (0.5%)
Glenville State College Board of Governors Revenue Bonds, 3.25%, 06/01/2022	340,000	337,627
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	1,235,000	1,241,842
		1,579,469

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Short Duration High Yield Municipal Fund

Wisconsin (5.8%)
Public Finance Authority Revenue Bonds
Series A, 5.00%, 10/01/2024(b)	$2,100,000	$2,308,950
6.00%, 01/01/2027	4,100,000	4,302,581
Series A, 5.00%, 10/01/2029(b)	500,000	590,835
Public Finance Authority Revenue Bonds (Masonic & Eastern Star Home of NC, Inc.)
Series B-2, 3.00%, 03/01/2026(b)	790,000	790,466
3.50%, 03/01/2027(b)	4,000,000	4,002,320
Public Finance Authority Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035(b)	1,000,000	1,036,490
Wisconsin Health & Educational Facilities Authority Revenue Bond
5.00%, 11/01/2022	120,000	124,591
5.00%, 11/01/2023	360,000	380,592
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Barton College), Series A
5.00%, 03/01/2023	1,250,000	1,268,850
5.00%, 03/01/2028	1,190,000	1,260,972
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College)
5.00%, 01/01/2026	685,000	730,676
5.00%, 01/01/2027	830,000	885,826
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Piedmont Community Charter School)
5.00%, 06/15/2022	185,000	193,458
5.00%, 06/15/2024	210,000	236,395
5.00%, 06/15/2026	230,000	273,219
5.00%, 06/15/2027	160,000	194,174
Wisconsin Public Finance Authority Revenue Bonds (Roseman University of Health
Sciences), 5.00%, 04/01/2022	100,000	102,164
		18,682,559
Total Municipal Bonds		320,547,686
Total Investments
(Cost $313,152,782) —99.5%		320,547,686

Other Assets in Excess of Liabilities—0.5%		1,479,820
Net Assets—100.0%		$322,027,506

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Denotes a security issued under Regulation S or Rule 144A.

(c)	Illiquid security.

(d)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.

(e)	Security is in default.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (103.7%)
Alabama (4.9%)
Black Belt Energy Gas District Revenue Bonds, FRN, 1.00%, 12/01/2048(a)	$20,000,000	$20,043,800
Health Care Authority for Baptist Health Revenue Bonds, Series B
0.14%, 11/15/2037(a)	5,700,000	5,700,000
0.23%, 11/01/2042(a)	18,600,000	18,600,000
Industrial Development Board Of The Town Of West Jefferson Solid Waste Disposal Revenue Bonds (Alabama Power Company Miller Plant Project), 0.05%, 12/01/2038(a)	5,590,000	5,590,000
Walker County Economic & Industrial Development Authority Revenue Bonds (Alabama Power Co.), 0.05%, 12/01/2036(a)	7,900,000	7,900,000
		57,833,800
Arizona (0.8%)
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 0.50%, 09/01/2024(a)	7,900,000	7,900,474
Pinal County Industrial Development Authority Revenue Bonds (State of Arizona Department of Corrections), 4.00%, 10/01/2021	1,000,000	1,019,190
		8,919,664
Arkansas (0.4%)
City of Blytheville Revenue Bonds (Nucor Corp. Project), 0.12%, 01/02/2033(a)	4,700,000	4,700,000

California (6.7%)
Bay Area Toll Authority San Francisco Bay Area Toll Bridge Revenue Bonds, Series D, 0.72%, 04/01/2045(a)	8,000,000	8,002,080
California Infrastructure & Economic Development Bank Revenue Bonds (DesertXpress Enterprises LLC), AMT, FRN, 144A, 0.45%, 01/01/2050(a)(b)	12,500,000	12,503,125
California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series E, 0.13%, 07/01/2040(a)	2,200,000	2,200,000
California Statewide Communities Development Authority Revenue Bonds (Dignity Health Obligated Group)
Series F, 0.10%, 07/01/2040(a)	3,100,000	3,100,000
Series D, 0.10%, 07/01/2041(a)	5,475,000	5,475,000
California Statewide Communities Development Authority Revenue Bonds (Westgate Pasadena Apartments Project), Series B, 0.21%, 04/01/2042(a)	8,935,000	8,935,000
Contra Costa Country California School Tax And Revenue Anticipation Notes, 2.00%, 12/01/2021	4,500,000	4,558,905
Palomar Pomerado Health Care Certificates of Participation
Series C, 0.52%, 11/01/2036(a)	20,425,000	20,425,000
Series A, 0.53%, 11/01/2036(a)	7,550,000	7,550,000
Series B, 0.53%, 11/01/2036(a)	5,200,000	5,200,000
		77,949,110
Connecticut (1.5%)
Capital Region Development Authority Revenue Bonds, Series B
0.16%, 06/15/2024(a)	3,950,000	3,950,000
0.16%, 06/15/2034(a)	4,270,000	4,270,000
City of Bridgeport General Obligation Unlimited Notes, 1.50%, 12/09/2021	4,200,000	4,232,214
City of West Haven General Obligation Unlimited Bonds, Series B, 2.00%, 09/30/2021	4,800,000	4,838,352
		17,290,566

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Delaware (0.6%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 0.10%, 10/01/2029(a)	$4,400,000	$4,400,000
Sussex County Revenue Bonds (Baywood LLC), Series A, 0.16%, 11/01/2027(a)	2,100,000	2,100,000
		6,500,000
District of Columbia (0.7%)
Metropolitan Washington Airports Authority Revenue Bonds, AMT, VRDN, 0.06%, 10/01/2040(a)	7,700,000	7,700,000

Florida (1.3%)
County of Bay Revenue Bonds (Gulf Power Co.), 0.07%, 06/01/2050(a)	500,000	500,000
Florida Development Finance Corp. Revenue Bonds (Shands Jacksonville Medical Center Obligated Group), Series B, 0.72%, 02/01/2029(a)	11,140,000	11,140,000
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series A, 0.06%, 12/01/2046(a)	600,000	600,000
Miami-Dade County Industrial Development Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 0.55%, 11/01/2041(a)	2,750,000	2,756,985
		14,996,985
Georgia (1.7%)
Development Authority of Burke County Revenue Bonds (Georgia Power Co.), 0.02%, 11/01/2052(a)	10,880,000	10,880,000
Development Authority of Burke County Revenue Bonds (Oglethop Power Co. Project), VRDN, 0.06%, 01/01/2037(a)	8,800,000	8,800,000
		19,680,000
Illinois (3.5%)
Chicago Midway International Airport Revenue Bonds, Series D-2N, 0.04%, 01/01/2035(a)	2,000,000	2,000,000
Illinois Finance Authority Educational Facility Revenue Bonds (Augustana College), VRDN, 0.07%, 10/01/2032(a)	2,590,000	2,590,000
Illinois Finance Authority Revenue Bonds (Bohler-Uddeholm Corp. Project), 1.01%, 02/01/2037(a)	10,000,000	10,000,000
Illinois Finance Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 0.55%, 11/01/2044(a)	6,000,000	6,015,240
Illinois Housing Development Authority Revenue Bonds, AMT, VRDN, 0.07%, 05/01/2042(a)	10,440,000	10,440,000
Quad Cities Regional Economic Development Authority Revenue Bonds (Augustana College), VRDN, 0.07%, 10/01/2035(a)	8,500,000	8,500,000
State of Illinois
4.88%, 05/01/2021	750,000	758,108
Series A, 5.00%, 10/01/2021	750,000	771,727
		41,075,075
Indiana (4.9%)
Gary Chicago International Airport Authority Revenue Bonds (GJC, Inc.), 0.08%, 05/01/2036(a)	2,800,000	2,800,000
Hammond Local Public Improvement Bond Bank Revenue Bonds, 2.00%, 12/31/2021	1,170,000	1,183,116
Indiana Finance Authority Environmental Improvement Revenue Bonds (ArcelorMittal USA, Inc.), 0.14%, 08/01/2030(a)	38,000,000	38,000,000
Indiana Finance Authority Environmental Improvement Revenue Bonds (Republic Services, Inc.), Series A, 0.25%, 05/01/2034(a)	2,000,000	1,999,980
Indianapolis Multifamily Housing Revenue Bonds (Forest Ridge), Series A, AMT, VRDN, 0.10%, 11/01/2042(a)	12,900,000	12,900,000
		56,883,096

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Iowa (1.0%)
Iowa Finance Authority Midwestern Disaster Area Economic Development Revenue Bonds (CJ Bio America, Inc.), 0.14%, 04/01/2022(a)	$12,000,000	$12,000,000

Kansas (1.0%)
City of Burlington Environmental Improvement Revenue Bonds (Kansas City Power & Light Co.)
Series A, 0.16%, 09/01/2035(a)	5,000,000	5,000,000
Series B, 0.16%, 09/01/2035(a)	5,000,000	5,000,000
City of Dodge City Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.32%, 03/01/2027(a)	1,000,000	1,000,000
City of Liberal Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.32%, 02/01/2029(a)	1,000,000	1,000,000
		12,000,000
Kentucky (3.9%)
County Of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020A-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.09%, 07/01/2060(a)	14,000,000	14,000,000
County Of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020B-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.09%, 07/01/2060(a)	14,000,000	14,000,000
Kentucky Economic Development Finance Authority Revenue Bonds (Masonic Homes of Kentucky, Inc.), Series C, 0.10%, 05/01/2034(a)	10,465,000	10,465,000
Louisville Regional Airport Authority Revenue Bonds (BT-OH LLC), Series A, AMT, VRDN, 0.06%, 11/01/2036(a)	5,400,000	5,400,000
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 0.50%, 08/15/2023(a)	2,100,000	2,100,042
		45,965,042
Louisiana (1.7%)
Louisiana Public Facilities Authority Revenue Bonds (St Mary’s Dominican High School Corp.), Series B, 0.21%, 07/01/2033(a)	200,000	200,000
North Webster Parish Industrial District Revenue Bonds (Continental Structural Plastics of Louisiana LLC), 2.02%, 09/01/2021(a)	250,000	250,000
Parish of State James Revenue Bonds (Nucor Steel Louisiana LLC), VRDN, 0.14%, 11/01/2040(a)	11,500,000	11,500,000
Plaquemines Port Harbor & Terminal District Revenue Bonds (International Marine Terminal Partnership Project), Series A, 1.00%, 03/15/2025(a)	7,500,000	7,508,625
		19,458,625
Maryland (4.2%)
Maryland Economic Development Corp. Revenue Bonds (Linemark Printing/501 Prince George’s Boulevard Obligated Group), 0.35%, 12/01/2033(a)(c)	5,470,000	5,470,000
Maryland Economic Development Corp. Revenue Bonds (Redrock LLC Facility), 0.35%, 11/01/2022(a)	340,000	340,000
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 2.45%, 03/01/2030(a)	42,405,000	42,405,000
Washington County Revenue Bonds (Conservit, Inc.), 0.35%, 02/01/2023(a)(c)	1,215,000	1,215,000
		49,430,000
Massachusetts (0.5%)
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Partners Healthcare System, Inc.), Series G, 0.09%, 07/01/2042(a)	5,920,000	5,920,000

Michigan (0.6%)
Waterford School District General Obligation Limited Bonds, 4.00%, 08/24/2021	7,120,000	7,265,034

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Mississippi (8.5%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series C, 0.30%, 05/01/2037(a)	$7,562,000	$7,564,874
Mississippi Business Finance Corp. Revenue Bonds (Gulf Power Company Project), AMT, VRDN, 0.06%, 12/01/2049(a)	6,400,000	6,400,000
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.) 0.06%, 12/01/2027(a)	1,500,000	1,500,000
AMT, VRDN, 0.06%, 05/01/2028(a)	11,000,000	11,000,000
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), AMT, 0.06%, 07/01/2025(a)	8,300,000	8,300,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 3.18%, 11/01/2032(a)	62,000,000	62,000,000
Mississippi Business Finance Corp. Revenue Bonds (Tri-State Truck Center, Inc.), 0.26%, 03/01/2033(a)	2,400,000	2,400,000
		99,164,874
Nevada (1.2%)
Nevada Housing Division Revenue Bonds (Vintage at Laughlin LLC), 0.08%, 04/15/2041(a)	9,660,000	9,660,000
State of Nevada Department of Business & Industry Revenue Bonds (DesertXpress Enterprises LLC), AMT, FRN, 144A, 0.50%, 01/01/2050(a)(b)	5,000,000	5,002,250
		14,662,250
New Hampshire (0.4%)
New Hampshire Business Finance Authority Revenue Bonds (Waste Management, Inc.), Series A-1, 0.25%, 03/01/2021	5,000,000	5,000,100

New Jersey (2.7%)
Bordentown Sewage Authority Revenue Bonds, Series J, (BAM), 5.00%, 12/01/2021	500,000	518,535
City of Newark General Obligation Unlimited Bonds
Series B, 2.00%, 10/05/2021	1,160,000	1,171,124
Series C, 2.00%, 10/05/2021	4,200,000	4,240,278
City of Newark General Obligation Unlimited Notes, 3.50%, 07/27/2021	6,750,000	6,847,065
City of Orange Township General Obligation Unlimited Notes, Series E, 2.00%, 06/15/2021	7,200,000	7,241,472
Town of Kearny General Obligation Limited Bonds, 1.00%, 04/23/2021	11,495,000	11,511,668
		31,530,142
New York (16.9%)
City of Cortland General Obligation Unlimited Notes, 1.25%, 11/12/2021	7,045,000	7,094,949
City of Yonkers General Obligation Unlimited Notes, 2.00%, 06/30/2021	20,000,000	20,133,800
County Of Suffolk New York General Obligation Limited Bonds
Series C, 3.00%, 04/16/2021	20,000,000	20,111,400
2.00%, 07/22/2021	7,000,000	7,055,790
2.00%, 08/19/2021	3,500,000	3,531,115
2.00%, 09/24/2021	10,000,000	10,103,300
Metropolitan Transportation Authority Revenue Bonds
5.00%, 05/15/2021	3,000,000	3,034,500
5.00%, 05/15/2021	5,000,000	5,057,500
Series B-2, 5.00%, 05/15/2021	8,800,000	8,901,200
Series C-2, 5.00%, 09/01/2021	1,250,000	1,279,163
Series B, 5.00%, 11/15/2021	700,000	720,510
Series D, 5.00%, 11/15/2021	700,000	720,510
Series F, 5.00%, 11/15/2021	1,000,000	1,029,300
4.00%, 02/01/2022	11,050,000	11,375,864
Series B-1, 5.00%, 05/15/2022	10,000,000	10,512,600
5.00%, 09/01/2022	9,760,000	10,372,733
New York City General Obligation Unlimited Bonds
Series A-4, 0.14%, 08/01/2026(a)	5,050,000	5,050,000
Series C-4, 0.14%, 10/01/2027(a)	16,275,000	16,275,000
Series J-2, 0.14%, 06/01/2036(a)	8,175,000	8,175,000
Series J-3, 0.14%, 06/01/2036(a)	18,700,000	18,700,000
New York City Industrial Development Agency Revenue Bonds (Novelty Crystal Corp.), 0.49%, 12/01/2034(a)	1,200,000	1,200,000
Oneida County Industrial Development Agency Revenue Bonds (Champion Home Builders Co. Facility), 0.28%, 06/01/2029(a)	6,820,000	6,820,000
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B4A, 0.00%, 01/01/2032(a)	4,000,000	4,000,000
Series B2A, 0.10%, 01/01/2032(a)	3,000,000	3,000,000
Village of Clayton NY General Obligation Limited Bonds, 2.00%, 10/21/2021	2,925,000	2,956,151
Village of Johnson City General Obligation Limited Bonds, 1.50%, 10/01/2021	9,609,886	9,665,431
		196,875,816

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

North Carolina (0.3%)
Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds (Nucor Corp.), Series A, 0.12%, 11/01/2033(a)	$3,700,000	$3,700,000

Oklahoma (2.9%)
Muskogee City-County Trust Port Authority Revenue Bonds (USA, Inc. Project), AMT, VRDN, 0.06%, 05/01/2023(a)	5,700,000	5,700,000
Oklahoma Development Finance Authority Revenue Bonds (INTEGRIS Health Obligated Group ), VRDN
0.17%, 08/15/2031(a)	14,000,000	14,000,000
0.18%, 08/15/2031(a)	13,770,000	13,770,000
		33,470,000
Oregon (0.4%)
Port of Portland OR Airport Revenue Bonds, 0.08%, 07/01/2026(a)	5,000,000	5,000,000
Port of Portland Revenue Bonds (Horizon Air Industries, Inc.), 0.06%, 06/15/2027(a)	100,000	100,000
		5,100,000
Pennsylvania (10.0%)
Allentown City School District General Obligation Limited Bonds, (ST AID WITHHLDG), 2.38%, 03/31/2021	2,750,000	2,750,302
Delaware Valley Regional Finance Authority Local Government Revenue Bonds, 2020 Series C, R-Floats Weekly Rate Mode (Pa), 0.12%, 11/01/2055(a)	16,250,000	16,250,000
Franklin County Industrial Development Authority Revenue Bonds (Precast System LLC), Series A, 0.35%, 11/01/2021(a)	50,000	50,000
Montgomery County Higher Education And Health Authority Thomas Jefferson University Variable Rate Revenue Bonds, VRDN, 0.14%, 09/01/2050(a)(d)	48,030,000	48,030,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group), 0.30%, 08/01/2045(a)	50,000,000	50,000,000
		117,080,302
Tennessee (1.2%)
Chattanooga Health Educational & Housing Faculty Board Revenue Bonds, Series C, VRDN, 0.11%, 05/01/2039(a)	12,900,000	12,900,000
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 0.38%, 06/01/2037(a)	915,000	915,000
		13,815,000
Texas (14.3%)
Katy Independent School District Refunding Bonds, Series C, 0.37%, 08/15/2036(a)	4,320,000	4,320,043
Mission Economic Development Corp. Revenue Bonds (Waste Management, Inc.)	2,500,000	2,500,150
Series B, 0.25%, 07/01/2040(a)
0.25%, 05/01/2046(a)	3,500,000	3,500,210
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), AMT, FRN, 0.30%, 05/01/2050(a)	105,000,000	105,000,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP)
0.18%, 04/01/2028(a)	7,000,000	7,000,000
0.18%, 01/01/2030(a)	11,800,000	11,800,000
Port of Port Arthur Navigation District Revenue Bonds
0.02%, 04/01/2040(a)	7,200,000	7,200,000
VRDN, 0.16%, 11/01/2040(a)	19,955,000	19,955,000
State of Texas Tax And Revenue Anticipation Notes, AMT, VRDN, 0.08%, 12/01/2038(a)	3,155,000	3,155,000
Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds
5.00%, 12/15/2021	1,150,000	1,193,643
5.00%, 12/15/2022	1,150,000	1,245,381
		166,869,427

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Washington (0.4%)
Port of Grays Harbor Industrial Development Corp. Revenue Bonds (Murphy Co.), 0.07%, 11/01/2026(a)	$3,000,000	$3,000,000
Port of Tacoma WA Revenue Bonds, AMT, VRDN, 0.07%, 12/01/2035(a)	2,000,000	2,000,000
		5,000,000
West Virginia (0.8%)
West Virginia Hospital Finance Authority Revenue Bonds (West Virginia United Health System Obligated Group), Series E, 0.14%, 06/01/2033(a)	9,760,000	9,760,000

Wisconsin (3.7%)
Appleton Redevelopment Authority Revenue Bonds (Fox Cities Performing Arts Center, Inc.), Series B, 0.15%, 06/01/2036(a)	9,200,000	9,200,000
Public Finance Authority Revenue Bonds (Waste Management, Inc.), Series A-1, 0.30%, 06/01/2023(a)	16,000,000	16,000,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds, 0.17%, 02/15/2053(a)	13,500,000	13,500,000
Wisconsin Public Finance Authority Revenue Bonds (Waste Management, Inc.), 0.30%, 09/01/2027(a)	4,000,000	4,000,000
		42,700,000
Wyoming (0.1%)
County of Lincoln Revenue Bonds (Exxon Capital Ventures, Inc.), 0.04%, 10/01/2044(a)	820,000	820,000
Total Municipal Bonds		1,211,114,908
SHORT-TERM INVESTMENT (4.6%)
UNITED STATES (4.6%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, Zero Coupon%,	750,114	750,264
King Country Wash Commercial Paper, 0.09%, 02/04/2021	5,500,000	5,500,000
Mercer County Pollution Control Revenue Commercial Paper Notes, 0.13%, 02/17/2021	24,465,000	24,465,000
Mercer County Pollution Control Revenue Commercial Paper Notes, 0.12%, 02/18/2021	17,600,000	17,600,000
Vermont Economic Development Authority Revenue Commercial Paper, 0.12%, 02/16/2021	5,550,000	5,550,000
Total Short-Term Investment		53,865,264
Total Investments
(Cost $1,264,163,017) —108.3%		1,264,980,172

Liabilities in Excess of Other Assets—(8.3)%		(97,320,542)
Net Assets—100.0%		$1,167,659,630

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2021 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Denotes a security issued under Regulation S or Rule 144A.

(c)	All or a portion of the security has been designated as collateral for when issued trading. When-issed trading is trading in securities that have been authorized but not yet been issued.

(d)	Illiquid security.

FRN	Floating Rate Note

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

January 31, 2021

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the “Trust” and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Foreign Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the “Board”). If there are no current-day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by Aberdeen generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Notes to Statements of Investments (unaudited) (concluded)

January 31, 2021

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds’ Pricing Committee (the “Pricing Committee”), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Asia-Pacific (ex-Japan) Equity Fund